As filed with the Securities and Exchange Commission on December 1, 2014

Investment Company Act File Number 811-8312

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Daily Income Fund

(Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor

New York, NY 10018

(Address of principal executive offices)             (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-830-5200

Date of fiscal year end:          March 31

Date of reporting period:       September 30, 2014

Item 1: Report to Stockholders

Daily Income Fund

The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.

1411 BROADWAY, 28TH FLOOR NEW YORK, NY 10018 (212) 830-5200	SEMI-ANNUAL REPORT SEPTEMBER 30, 2014

Daily Income Fund

Daily Income Fund

Shareholder Letter

Dear Shareholder:

Money market mutual fund reform has been announced and the SEC will require all fund sponsors to comply with its new rules by 3Q 2016. Summarily, institutional investors in prime and municipal money market mutual funds will be forced to move to a fluctuating net asset value while U.S. Treasury and government funds are exempt from this provision. Retail shareholders, defined as “natural persons” (or those with social security numbers as opposed to tax identification numbers) will be largely unaffected, however are subject to the newly granted authority of fund boards of trustees to impose liquidity fees (up to 2%) or redemption gates (halting trading in funds up to 10 days) in times of stress, which is when a fund’s weekly liquidity falls below 30% of total fund assets. So now we know. That being said, shareholders should not expect any change to the positioning or management of the Daily Income Fund in the near and midterm.

The big question on shareholders minds is when will the U.S. economy recover enough for the Federal Reserve to move from an extremely accommodative low interest rate environment to a more normalized posture? Pundits and economists continue to expect a mid-2015 increase in short-term rates. Given the economic data since the last Federal Open Market Committee (FOMC) meeting, this view has not changed. The large bogey that weighs heavy on the decision is the emergence or even hint of inflation. To date, inflation remains elusive and sits below the Fed target of 2.0% with no imminent signals that it may be edging upwards. Factoring in the economic data and a verbal hedge of their own, the Fed continues to signal that it will wait for “a considerable time” after the end of its Quantitative Easing (QE) bond purchasing program, which ended in October 2014, to raise rates.

In addition, wage growth remains stagnant and the long-term unemployment rate (defined as the number of people unemployed one year or longer) remains high at approximately 3 million Americans. Global events continue to blow the strong headwinds that can stymie further growth in the U.S. economy – economic weakness in Europe, unrest in the Ukraine and the Middle East, and most recently the Ebola outbreak landing thus far in check on U.S. soil. Any one of these events could tamp our economy and potentially alter the timing of a rate increase, perhaps into 2016.

We remain cautious and forego investing in long-term fixed rate securities in favor of floating rate securities. Given the weakness in Europe, we continue to monitor and forecast “cause and effect” scenarios and rely on our strict credit standards to guide our careful investment decisions. The portfolios, which have performed well in 2014, are maintaining extra liquidity to quickly adjust to the myriad economic, regulatory, and geopolitical possibilities that can quickly change the shape of the short-term yield curve. As always, please let us know how we can best support your cash management needs.

Sincerely,

Michael P. Lydon

President

Expense Chart For The Six Months Ended September 30, 2014 (Unaudited)

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2014 through September 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAILY INCOME FUND MONEY MARKET PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$1.01	0.20%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$1.07	0.21%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$1.07	0.21%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$1.07	0.21%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$1.07	0.21%

Advantage Primary Liquidity Fund (“Advantage Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.00	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$1.01	0.20%

money market Xpress Fund (“Xpress Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$1.07	0.21%

Expense Chart For The Six Months Ended September 30, 2014 (Unaudited) (Continued)

DAILY INCOME FUND MONEY MARKET PORTFOLIO (CONTINUED)

Fiduciary Class Shares (“Fiduciary Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$1.07	0.21%

Investor Select Class Shares (“Investor Select Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$1.05	0.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.02	$1.07	0.21%

DAILY INCOME FUND U.S. TREASURY PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.82	$0.25	0.05%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.82	$0.25	0.05%

Investor Class Shares (“Investor Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.82	$0.25	0.05%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.82	$0.25	0.05%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.82	$0.25	0.05%

Fiduciary Class Shares (“Fiduciary Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.82	$0.25	0.05%

Investor Select Class Shares (“Investor Select Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.82	$0.25	0.05%

DAILY INCOME FUND U.S. GOVERNMENT PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.72	$0.36	0.07%

Expense Chart For The Six Months Ended September 30, 2014 (Unaudited) (Continued)

DAILY INCOME FUND U.S. GOVERNMENT PORTFOLIO (CONTINUED)

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.67	$0.41	0.08%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.67	$0.41	0.08%

Advantage Government Liquidity Fund (“Advantage Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.67	$0.41	0.08%

Fiduciary Class Shares (“Fiduciary Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.67	$0.41	0.08%

Investor Select Class Shares (“Investor Select Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.67	$0.41	0.08%

DAILY INCOME FUND MUNICIPAL PORTFOLIO

Institutional Class Shares (“Institutional Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	$0.56	0.11%

Institutional Service Class Shares (“Institutional Service Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	$0.56	0.11%

Investor Service Class Shares (“Investor Service Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	$0.56	0.11%

Retail Class Shares (“Retail Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	$0.56	0.11%

Advantage Municipal Liquidity Fund (“Advantage Shares”)	Beginning Account Value 4/01/2014	Ending Account Value 9/30/2014	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.10	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.52	$0.56	0.11%

*	Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period. Expenses are based on the most recent fiscal half year; therefore, the expense ratio stated above may differ from the expense ratio stated in the financial highlights, which is based on one-year data. The Class’ total return would have been lower had certain expenses not been waived during the period.

Daily Income Fund Money Market Portfolio

Schedule of Investments September 30, 2014 (Unaudited)

Face Amount	Security Description	Value (Note 1)

ASSET BACKED COMMERCIAL PAPER (17.46%) (1)

$55,000,000	Anglesea Funding LLC, 0.28%, 12/02/14 (3)	$55,000,000

100,000,000	Anglesea Funding LLC, 0.28%, 12/30/14 (3)	100,000,000

155,000,000	Anglesea Funding LLC, 0.30%, 03/06/15 (4)	155,000,000

225,000,000	Chesham Finance LLC, 0.27%, 06/11/15 (3)	225,000,000

75,000,000	Chesham Finance LLC, 0.12%, 10/02/14	74,999,750

225,000,000	Ebury Finance LLC, 0.27%, 07/01/15 (3)	225,000,000

225,000,000	Halkin Finance LLC, 0.27%, 12/12/14 (3)	225,000,000

1,060,000,000	Total Asset Backed Commercial Paper	1,059,999,750

COMMERCIAL PAPER (7.30%)

$75,000,000	Nederlandse Waterschapsbank N.V., 0.24%, 11/03/14 (5)	$75,000,000

125,000,000	Nederlandse Waterschapsbank N.V., 0.32%, 08/19/15	124,647,812

33,000,000	Private Export Funding Corporation, 0.26%, 02/17/15	32,966,872

3,000,000	Private Export Funding Corporation, 0.12%, 10/07/14	2,999,940

37,000,000	Private Export Funding Corporation, 0.13%, 11/10/14	36,989,933

25,000,000	Private Export Funding Corporation, 0.21%, 01/15/15	24,984,542

36,000,000	Private Export Funding Corporation, 0.28%, 10/10/14	35,997,480

65,000,000	Private Export Funding Corporation, 0.30%, 11/06/14	64,980,500

45,000,000	Private Export Funding Corporation, 0.30%, 11/25/14	44,979,375

444,000,000	Total Commercial Paper	443,546,454

FLOATING RATE SECURITIES (20.39%)

$194,000,000	China Construction Bank Corp., 0.40%, 07/20/15 (6)	$194,000,000

125,000,000	Dexia Credit Local, 0.28%, 07/01/15 (7) Guaranteed by Belgium, France & Luxembourg	125,000,000

Face Amount	Security Description	Value (Note 1)

FLOATING RATE SECURITIES (CONTINUED)

$65,000,000	Dexia Credit Local, 0.43%, 12/11/14 (8) Guaranteed by Belgium, France & Luxembourg	$65,000,000

85,000,000	JPMorgan Chase Bank, N.A., 0.35%, 10/07/15 (9)	85,000,000

200,000,000	National Australian Bank Ltd., 0.22%, 10/23/14 (10)	200,000,000

100,000,000	Rabobank Nederland, 0.28%, 06/15/15 (7)	100,000,000

208,900,000	Societe Generale S.A., 0.28%, 02/02/15 (11)	208,900,000

260,000,000	Westpac Banking Corp., 0.22%, 07/17/15 (10)	260,000,000

1,237,900,000	Total Floating Rate Securities	1,237,900,000

LETTER OF CREDIT COMMERCIAL PAPER (0.25%)

$15,000,000	Shagang South-Asia (HK) Trading Co. Ltd., 0.40%, 10/02/14 LOC Bank of China	$14,999,833

15,000,000	Total Letter of Credit Commercial Paper	14,999,833

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (2) (0.88%)

$15,900,000	California Infrastructure and Economic Development Bank RRB (Pacific Gas and Electric Company) – Series 2009C, 0.03%, 12/01/16 LOC Sumitomo Mitsui Banking Corp.	$15,900,000

19,900,000	State of California GO Bonds – Series 2004B1, 0.01%, 05/01/34 LOC Citibank, N.A.	19,900,000

17,850,000	State of California GO Bonds – Series 2005B7, 0.02%, 05/01/40 LOC JPMorgan Chase Bank, N.A.	17,850,000

53,650,000	Total Tax Exempt Variable Rate Demand Instruments	53,650,000

TIME DEPOSIT (13.34%)

$125,000,000	Abbey National Treasury Services PLC, 0.08%, 10/01/14	$125,000,000

250,000,000	BNP Paribas S.A., 0.01%, 10/01/14	250,000,000

75,000,000	Canadian Imperial Bank of Commerce, 0.01%, 10/01/14	75,000,000

325,000,000	Credit Agricole S.A., 0.06%, 10/01/14	325,000,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio

Schedule of Investments September 30, 2014 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)

TIME DEPOSIT (CONTINUED)

$35,000,000	National Bank of Kuwait S.A.K, 0.05%, 10/01/14	$35,000,000

810,000,000	Total Time Deposit	810,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (2.07%)

$125,558,000	Federal Home Loan Bank, 0.03%, 10/22/14	$125,555,803

125,558,000	Total U.S. Government Agency Discount Notes	125,555,803

VARIABLE RATE DEMAND INSTRUMENTS (1.80%) (2)

$730,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A, 0.20%, 04/01/30 LOC Wells Fargo Bank, N.A.	$730,000

2,250,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006, 0.20%, 02/01/26 LOC Wells Fargo Bank, N.A.	2,250,000

2,957,080	Federal Home Loan Mortgage Corporation Multifamily Class A Certificates – Series M006, 0.24%, 10/15/45	2,957,080

44,771,905	Federal Home Loan Mortgage Corporation Multifamily Class A Certificates – Series M004, 0.24%, 01/15/42	44,771,905

2,500,000	Healtheum, LLC Series 2004, 0.13%, 11/01/29 LOC Wells Fargo Bank, N.A.	2,500,000

37,000,000	Jets Stadium Development, LLC Project Revenue Bonds – Series 2007A-4, 0.10%, 04/01/47 LOC Sumitomo Mitsui Banking Corp.	37,000,000

510,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997, 0.10%, 06/01/27 LOC Wells Fargo Bank, N.A.	510,000

1,675,000	Lauren Company, LLC – Series 2003, 0.20%, 07/01/33 LOC Wells Fargo Bank, N.A.	1,675,000

2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005, 0.14%, 07/01/20 Guaranteed by Federal Home Loan Bank	2,500,000

Face Amount	Security Description	Value (Note 1)

VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$2,860,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A, 0.30%, 08/15/31 Collateralized by Federal National Mortgage Association	$2,860,000

6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B, 0.39%, 03/01/27 LOC Svenska Handelsbanken	6,900,000

4,380,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997, 0.57%, 12/18/17 LOC U.S. Government	4,380,000

109,033,985	Total Variable Rate Demand Instruments	109,033,985

YANKEE CERTIFICATES OF DEPOSIT (31.69%)

$185,000,000	Agricultural Bank of China Ltd., 0.38%, 10/14/14	$185,000,000

100,000,000	Banco del Estado de Chile, 0.22%, 11/13/14	100,000,000

285,000,000	Bank of Nova Scotia, 0.25%, 02/17/15	285,000,000

300,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.08%, 10/01/14	300,000,000

200,000,000	DZ Bank AG, 0.31%, 02/25/15	200,000,000

290,000,000	National Bank of Kuwait S.A.K, 0.16%, 10/01/14	290,000,000

100,000,000	Sumitomo Mitsui Banking Corp., 0.06%, 10/02/14	100,000,000

150,000,000	Sumitomo Mitsui Banking Corp., 0.21%, 11/10/14	150,000,000

250,000,000	Toronto-Dominion Bank, 0.25%, 10/10/14	250,000,000

64,200,000	Toronto-Dominion Bank, 0.21%, 01/16/15	64,201,897

1,924,200,000	Total Yankee Certificates of Deposit	1,924,201,897

	Total Investments (95.18%) (cost $5,778,887,722†)	5,778,887,722
	Cash and other assets, net of liabilities (4.82%)	292,352,624

	Net Assets (100.00%)	$6,071,240,346

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Money Market Portfolio

Schedule of Investments September 30, 2014 (Unaudited) (Continued)

FOOTNOTES:

(1)	Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $1,059,999,750, which represented 17.46% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(3)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.12%, 35 day put.

(4)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.15%, 45 day put.

(5)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.08%.
(6)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.25%, 30 day put.

(7)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.05%.

(8)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.20%.

(9)	The interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.12%.

(10)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.07%.

(11)	The interest rate is adjusted monthly based upon one month LIBOR plus 0.13%, 35 day put.

KEY:

GO	= General Obligation
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
RB	= Revenue Bond
RRB	= Revenue Refunding Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$2,746,236,791	47.52%
31 through 60 Days	1,665,849,808	28.83
61 through 90 Days	65,000,000	1.13
91 through 120 Days	89,186,439	1.54
121 through 180 Days	517,966,872	8.96
181 through 397 Days	694,647,812	12.02
Total	$5,778,887,722	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio

Schedule of Investments September 30, 2014 (Unaudited)

Face Amount	Security Description	Value (Note 1)

REPURCHASE AGREEMENTS (50.74%)

$100,000,000	Banc of America Securities, LLC, N.A., 0.00%, dated 09/30/14, due 10/01/14, repurchase proceeds at maturity $100,000,00 (Collateralized by FHLMC, 3.500% to 6.000%, due 06/01/36 to 05/01/42, value $19,777,710, FNMA, 2.293% to 7.000%, due 03/01/15 to 11/01/43, value $8,614,919, GNMA, 3.500% to 4.500%, due 04/20/41 to 06/20/42, value $73,607,371)	$100,000,000

345,000,000	Credit Agricole Corporate & Investment Bank, 0.01%, dated 09/30/14, due 10/01/14, repurchase proceeds at maturity $345,000,096, (Collateralized by U. S. Treasury Note, 0.125% to 1.875%, due 07/15/15 to 4/15/19, value $351,900,019)	345,000,000

100,000,000	Credit Suisse Securities (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase proceeds at maturity $100,000,000 (Collateralized by U.S. Treasury Notes, 0.250% to 2.750%, due 02/29/16 to 02/15/24, value $102,001,678)	100,000,000

50,000,000	Credit Suisse Securities (USA) LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase proceeds at maturity $50,000,000 (Collateralized by GNMA, 2.500% to 8.000%, due 03/15/19 to 11/15/55, value $51,004,670)	50,000,000

110,000,000	Goldman Sachs & Co., 0.03%, dated 09/30/14, due 10/02/14, repurchase proceeds at maturity $110,000,642 (Collateralized by U. S. Treasury Bill, 0.000%, due 03/12/15, value $18,169,346, U. S. Treasury Notes, 0.250% to 3.625%, due 10/31/15 to 08/15/19, value $62,640,198, U. S. Treasury Bond, 7.875% to 8.750, due 05/15/17 to 2/15/21, value $31,390,481)	110,000,000

Face Amount	Security Description	Value (Note 1)

REPURCHASE AGREEMENTS (CONTINUED)

$243,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.00%, dated 09/30/14, due 10/01/14, repurchase proceeds at maturity $243,000,000 (Collateralized by U.S. Treasury Notes 0.250% to 2.750%, due 02/28/15 to 02/15/24, value $247,860,010)	$243,000,000

135,000,000	RBC Capital Markets, LLC, 0.00%, dated 09/30/14, due 10/01/14, repurchase proceeds at maturity $135,000,000 (Collateralized by U.S. Treasury Bill, 0.000%, due 11/28/14 to 12/18/14, value $24,191,254, U.S.Treasury Note, 0.250% to 4.250%, due 11/15/14 to 07/31/21, value 113,508,786)	135,000,000

1,083,000,000	Total Repurchase Agreements	1,083,000,000

U.S. GOVERNMENT OBLIGATIONS (49.21%)

$250,000,000	U.S. Treasury Bill, 0.00%, 10/23/14	$250,000,000

250,000,000	U.S. Treasury Bill, 0.01%, 01/02/15	249,996,771

50,000,000	U.S. Treasury Bill, 0.06%, 01/29/15	49,990,417

200,000,000	U.S. Treasury Note, 0.12%, 11/15/14	200,066,128

300,000,000	U.S. Treasury Note, 0.07%, 11/30/14	300,090,144

1,050,000,000	Total U.S. Government Obligations	1,050,143,460

	Total Investments (99.95%) (cost $2,133,143,460†)	2,133,143,460
	Cash and other assets, met of liabilities (0.05%)	1,020,409

	Net Assets (100.00%)	$2,134,163,869

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:

FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Treasury Portfolio

Schedule of Investments September 30, 2014 (Unaudited) (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,333,000,000	62.49%
31 through 60 Days	200,066,128	9.38
61 through 90 Days	300,090,144	14.07
91 through 120 Days	249,996,771	11.72
121 through 180 Days	49,990,417	2.34
181 through 397 Days	0	–
Total	$2,133,143,460	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio

Schedule of Investments September 30, 2014 (Unaudited)

Face Amount	Security Description	Value (Note 1)
COMMERCIAL PAPERS (4.08%)

$30,000,000	Army & Air Force Exchange Service, 0.12%, 10/21/14, Guaranteed by U.S. Government	$29,998,000

50,000,000	Army & Air Force Exchange Service, 0.12%, 10/28/14, Guaranteed by U.S. Government	49,995,500

80,000,000	Total Commercial Papers	79,993,500

FLOATING RATE SECURITIES (3.65%)

$10,000,000	Overseas Private Investment Corporation, 0.11%, 06/15/17 (1) Guaranteed by U.S. Government	$10,000,000

6,000,000	Overseas Private Investment Corporation, 0.11%, 06/15/17 (1) Guaranteed by U.S. Government	6,000,000

22,650,000	Overseas Private Investment Corporation, 0.11%, 12/15/19 (1) Guaranteed by U.S. Government	22,650,000

20,000,000	Overseas Private Investment Corporation, 0.11%, 09/15/20 (1) Guaranteed by U.S. Government	20,000,000

7,831,448	Overseas Private Investment Corporation, 0.11%, 01/15/21 (1) Guaranteed by U.S. Government	7,831,448

5,000,000	Overseas Private Investment Corporation, 0.11%, 06/15/34 (1) Guaranteed by U.S. Government	5,000,000

71,481,448	Total Floating Rate Securities	71,481,448

REPURCHASE AGREEMENTS (33.65%)

$300,000,000	Banc of America Securities, LLC, 0.00%, dated 09/30/14 due 10/01/14, repurchase proceeds at maturity $300,000,000 (Collateralized by FHLMC, 3.500% to 4.000% , due 10/01/40 to 05/01/42, value $14,239,771, FNMA, 3.000% to 5.500%, due 06/01/38 to 11/01/43, value $146,583,958, GNMA, 3.500% to 4.500%, due 06/20/41 to 08/20/41, value $145,176,271)	$300,000,000

Face Amount	Security Description	Value (Note 1)
REPURCHASE AGREEMENTS (CONTINUED)

$220,000,000	Credit Agricole Corporate & Investment Bank, 0.01%, dated 09/30/14 due 10/01/14, repurchase proceeds at maturity $220,000,061 (Collateralized by USTR, 2.250% to 2.375%, due 01/31/15 to 07/31/17, value $224,400,047)	$220,000,000

139,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.00%, dated 09/30/14 due 10/01/14, repurchase proceeds at maturity $139,000,000 (Collateralized by USTR, 0.000%, due 09/17/15 02/15/27, value $141,780,014)	139,000,000

659,000,000	Total Repurchase Agreements	659,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (45.71%)

$25,000,000	Federal Agricultural Mortgage Corporation, 0.11%, 10/06/14	$24,999,618

10,000,000	Federal Agricultural Mortgage Corporation, 0.08%, 11/03/14	9,999,285

60,715,000	Federal Agricultural Mortgage Corporation, 0.09%, 11/03/14	60,710,220

19,000,000	Federal Agricultural Mortgage Corporation, 0.03%, 01/05/15	18,998,480

35,000,000	Federal Agricultural Mortgage Corporation, 0.09%, 01/06/15	34,991,513

45,000,000	Federal Agricultural Mortgage Corporation, 0.10%, 02/11/15	44,983,375

30,000,000	Federal Agricultural Mortgage Corporation, 0.10%, 02/13/15	29,988,750

50,000,000	Federal Agricultural Mortgage Corporation, 0.10%, 03/03/15	49,978,750

50,000,000	Federal Home Loan Bank, 0.05%, 10/01/14	50,000,000

20,000,000	Federal Home Loan Bank, 0.085%, 10/03/14	19,999,906

50,000,000	Federal Home Loan Bank, 0.07%, 10/08/14	49,999,319

30,000,000	Federal Home Loan Bank, 0.08%, 10/15/14	29,999,125

25,000,000	Federal Home Loan Bank, 0.09%, 10/22/14	24,998,688

25,000,000	Federal Home Loan Bank, 0.09%, 10/24/14	24,998,562

29,250,000	Federal Home Loan Bank, 0.08%, 11/05/14	29,247,810

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio

Schedule of Investments September 30, 2014 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)
U.S. GOVERNMENT AGENCY DISCOUNT NOTES (CONTINUED)

$38,000,000	Federal Home Loan Bank, 0.09%, 11/17/14	$37,995,535

30,000,000	Federal Home Loan Bank, 0.08%, 11/19/14	29,996,733

41,079,000	Federal Home Loan Bank, 0.01%, 01/05/15	41,077,905

8,000,000	Federal Home Loan Bank, 0.09%, 01/23/15	7,997,593

9,100,000	Federal Home Loan Bank, 0.10%, 01/23/15	9,097,118

25,000,000	Federal Home Loan Bank, 0.10%, 02/24/15	24,989,861

40,000,000	Federal Home Loan Bank, 0.12%, 05/01/15	39,971,733

17,760,000	Federal Home Loan Bank, 0.13%, 05/08/15	17,745,955

8,400,000	Federal Home Loan Bank, 0.16%, 07/09/15	8,389,837

15,075,000	Federal Home Loan Mortgage Corporation, 0.00%, 10/06/14	15,075,000

40,000,000	Federal Home Loan Mortgage Corporation, 0.08%, 10/16/14	39,998,667

25,000,000	Federal Home Loan Mortgage Corporation, 0.09%, 01/12/15	24,993,563

11,600,000	Federal Home Loan Mortgage Corporation, 0.09%, 01/21/15	11,596,752

16,800,000	Federal Home Loan Mortgage Corporation, 0.09%, 01/28/15	16,795,002

25,000,000	Federal Home Loan Mortgage Corporation, 0.10%, 02/13/15	24,991,094

29,000,000	Federal Home Loan Mortgage Corporation, 0.10%, 03/05/15	28,987,764

6,700,000	Federal National Mortgage Association, 0.03%, 01/12/15	6,699,425

5,000,000	Federal National Mortgage Association, 0.10%, 02/04/15	4,998,250

895,479,000	Total U.S. Government Agency Discount Notes	895,291,188

VARIABLE RATE DEMAND INSTRUMENTS (2) (4.34%)

$2,300,000	California Statewide Communities Development Authority MHRB (Valley Palms Apartments Project) 2002 Series C-T, 0.09%, 05/15/35 Guaranteed by Federal National Mortgage Association	$2,300,000

4,100,000	City of Milpitas (The Crossing at Montague Apartments) MHRB 2000 Series A-T, 0.13%, 08/15/33 Guaranteed by Federal National Mortgage Association	4,100,000

Face Amount	Security Description	Value (Note 1)
VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$10,770,000	Dormitory Authority of the State of New York (Royal Charter Properties-East, Inc.) RB Series 2006B, 0.06%, 11/15/36 Guaranteed by Federal National Mortgage Association	$10,770,000

550,000	Housing Authority of the County of Sacramento MHRB (Deer Park Apartments) 2002 Issue A-T, 0.12%, 07/15/35 Guaranteed by Federal National Mortgage Association	550,000

7,100,000	New York City HDC Multi-Family Rental Housing RB (90 West Street) 2006 Series B, 0.07%, 03/15/36 Guaranteed by Federal National Mortgage Association	7,100,000

13,825,000	New York City HDC Multi-Family Mortgage RB (201 Pearl Street Development) 2006 Series B, 0.07%, 10/15/41 Guaranteed by Federal National Mortgage Association	13,825,000

2,265,000	New York City HDC Multi-Family Rental Housing RB (2 Gold Street) 2006 Series B, 0.07%, 04/15/36 Guaranteed by Federal National Mortgage Association	2,265,000

3,470,000	New York City HDC Multi-Family Rental Housing RB (The Nicole) 2005 Series B, 0.06%, 11/15/35 Guaranteed by Federal National Mortgage Association	3,470,000

6,800,000	New York City HDC Multi-Family Rental Housing RB (Related – Westport Development) 2004 Series B, 0.06%, 06/15/34 Guaranteed by Federal National Mortgage Association	6,800,000

26,050,000	Redevelopment Agency of the City and County of San Francisco MHRB (Related – Third and Mission)1999 Series D, 0.07%, 06/15/34 Guaranteed by Federal National Mortgage Association	26,050,000

4,225,000	Redevelopment Authority of the County of Montgomery, PA MHRB (Kingswood Apartment Project) 2001 A-T1, 0.13%, 08/15/31 Guaranteed by Federal National Mortgage Association	4,225,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund U.S. Government Portfolio

Schedule of Investments September 30, 2014 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)
VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$3,510,000	Washington State Housing Finance Commission MHRB (Ballard Landmark Inn Project) Series 2006B, 0.12%, 12/15/41 Guaranteed by Federal Home Loan Bank	$3,510,000

84,965,000	Total Variable Rate Demand Instruments	84,965,000

	Total Investments (91.43%) (cost $1,790,731,136†)	1,790,731,136
	Cash and other assets, net of liabilities (8.57%)	167,815,742

	Net Assets (100.00%)	$1,958,546,878

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(1)	Securities payable on demand at par including accrued interest with seven days notice. The interest rate is determined based upon 91-day Treasury Bill Yield established in the most recent 91-day Treasury Bill auction plus (or, if applicable, minus) the Weekly-Rate Placement Spread, as determined form time to time sufficient by the OPIC Placement Agent.

(2)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

FHLMC	= Federal Home Loan Mortgage Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
HDC	= Housing Development Corporation
HFC	= Housing Finance Commission
MHRB	= Multifamily Housing Revenue Bond
RB	= Revenue Bond
USTR	= U.S. Treasury Note

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$1,175,508,833	65.64%
31 through 60 Days	167,949,584	9.38
61 through 90 Days	-0-	-0-
91 through 120 Days	172,247,350	9.62
121 through 180 Days	208,917,844	11.67
181 through 397 Days	66,107,525	3.69
Total	$1,790,731,136	100.00%

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments September 30, 2014 (Unaudited)

Face Amount	Security Description	Value (Note 1)

TAX EXEMPT COMMERCIAL PAPER (4.52%)

$14,818,000	Maryland Health and Higher Educational Facilities Authority, MD Revenue Note (John Hopkins Health Systems) – Series B, 0.06%, 10/02/14	$14,818,000

12,403,000	Maryland Health and Higher Educational Facilities Authority, MD Revenue Note (John Hopkins Health Systems) – Series A, 0.08%, 11/03/14	12,403,000

27,221,000	Total Tax Exempt Commercial Paper	27,221,000

TAX EXEMPT OBLIGATION NOTES AND BONDS (12.91%)

$4,125,000	Cato-Meridian, NY Central School District, 0.38%, 06/19/15	$4,143,190

1,144,075	Chittenango, NY Central School District, 0.45%, 07/03/15	1,146,644

6,150,000	City School District Of The City of Geneva, Ontario County, NY BANS 2014, 0.38%, 08/14/15	6,182,955

5,000,000	East Rockaway Union Free School District, Nassau County, NY School District Refunding Serial Bonds – 2014 (Renewals), 0.42%, 06/19/15	5,020,640

6,000,000	Geneva, NY City School District, 0.39%, 06/19/15	6,026,043

1,850,000	Hendrick-Hudson NY Central School District, 0.49%, 06/26/15	1,856,887

3,300,000	Johnson City Central School District, Broome County, NY BANS, 2014, 0.42%, 07/17/15	3,315,076

1,580,684	Lakeland Central School District of Shrub Oak, Westchester County, NY BANS For Vehicles – 2014, 0.49%, 08/28/15	1,587,952

2,350,000	Lansing Central School District, Tompkins County, NY BANS, 2014 (Renewals), 0.35%, 06/30/15	2,356,985

18,573,608	City School District of The City of Lockport, Niagara County, NY BANS, 2014, 0.35%, 08/06/15	18,636,189

5,800,000	Mineola Union Free School District, Nassau County, NY TANS For 2014-2015 Taxes, 0.37%, 06/30/15	5,827,118

1,048,861	New Hartford, NY Central School District , 0.49%, 10/03/14	1,048,890

1,121,267	Evans-Brant, NY Central School District, 0.05%, 04/16/15	1,124,275

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT OBLIGATION NOTES AND BONDS (CONTINUED)

$4,063,838	Pine Valley, NY Central School District, 0.50%, 10/02/14	$4,063,921

2,361,500	Roscoe Central School District, Sullivan And Delaware Counties, NY BANS 2014 (Renewals), 0.45%, 06/30/15	2,371,135

1,250,000	Schodack Central School District, Rensselaer County, NY BANS, 2014, 0.53%, 07/17/15	1,254,622

1,310,878	South Colonie Central School District, Albany And Schenectady Counties, NY BANS, 2014, 0.46%, 08/21/15	1,317,127

1,419,756	South Glen Falls Central School District, Saratoga County, NY BANS, 2014, 0.45%, 07/31/15	1,426,203

2,238,500	Thousand Island, NY Central School District, 0.35%, 06/19/15	2,248,853

2,445,000	Village Of Depew, Erie County, NY BANS, 2014, 0.67%, 08/27/15	2,452,226

2,147,700	Voorheesville, NY Central School District, 0.30%, 06/26/15	2,154,765

2,173,002	Whitesboro NY Central School District, 0.42%, 06/26/15	2,182,208

77,453,669	Total Tax Exempt Obligation Notes and Bonds	77,743,904

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (82.52%)

$1,700,000	Adams County IDA, PA RB (Say Plastics, Inc. Project) – Series 2007A, 0.25%, 08/01/32 (2) LOC Wells Fargo Bank, N.A.	$1,700,000

4,100,000	Allegheny County IDA, PA Health Care RB (Vincentian Collaborative System) – Series 2008A, 0.05%, 06/01/38 LOC PNC Bank, N.A.	4,100,000

1,585,000	BB&T Municipal Trust Floater Certificates – Series 5000 DLL, 0.14%, 10/01/28 LOC Rabobank Nederland, N.A.	1,585,000

2,000,000	BB&T Municipal Trust Series 2011, 0.08%, 09/01/22 LOC Branch Banking and Trust Company	2,000,000

650,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) – Series 2006, 0.17%, 04/15/38 (2) LOC Citibank, N.A.	650,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments September 30, 2014 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$1,755,000	The County Commission of Cabell County, WV (Valley Health Systems, Inc. Project) Adjustable Rate Demand Commercial Development RB, Series 2006A LOC JPMorgan Chase Bank, N.A.	$1,755,000

2,000,000	California Pollution Control Financing Authority Pollution Control Refunding RB (Pacific Gas and Electric Company) Series 1996C, 0.01%, 11/01/26 LOC JPMorgan Chase Bank, N.A.	2,000,000

1,500,000	City of Galesburg, IL RB (Knox College Project) – Series 1999, 0.06%, 07/01/24 LOC PNC Bank, N.A.	1,500,000

5,000,000	City of Indianapolis, IN RB (Nora Commons) – Multifamily Housing RB, Series 2004A, 0.04%, 12/01/39 (2) LOC U.S. Bank, N.A.	5,000,000

700,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) – Series 2000, 0.05%, 03/01/30 LOC U.S. Bank, N.A.	700,000

4,350,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) – Series 1998, 0.24%, 08/01/30 (2) LOC U.S. Bank, N.A.	4,350,000

20,000,000	City of New York GO Bonds, Fiscal 2014 Series D, Subseries D-6, 0.03%, 08/01/41 LOC PNC Bank, N.A.	20,000,000

15,550,000	City of Philadelphia, PA Gas Works Revenue Refunding Bonds, Eighth Series D (1998 General Ordinance), 0.04%, 08/01/31 LOC Royal Bank of Canada	15,550,000

2,950,000	City of Williamstown, KY RB (Kentucky League of Cities Funding Trust Lease Program) – Series 08A, 0.05%, 07/01/38 LOC U.S. Bank, N.A.	2,950,000

3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) – Series 2003, 0.06%, 08/01/38 (2) LOC Wells Fargo Bank, N.A.	3,000,000

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$2,185,000	Community Development Authority of the City of Manitowoc, WI Housing RB (Southbrook Manor Project) – Series 1998, 0.10%, 05/01/33 (2) LOC Federal Home Loan Bank	$2,185,000

670,000	Community Development Authority of the Village of Saukville, WI IDRB (Calibre, Inc. Project) – Series 2004, 0.24%, 09/01/29 (2) LOC BMO Harris Bank N.A.	670,000

700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) – Series 1993, 0.07%, 08/01/23 (2) LOC BMO Harris Bank N.A.	700,000

2,625,000	County of Jefferson, KY Industrial RRB (Zeochem L.L.C. Project) – Series 2001, 0.16%, 08/01/21 LOC UBS AG	2,625,000

2,350,000	County of Saratoga Industrial Development Agency The Saratoga Hospital Obligated Group Civic Facility RB (The Saratoga Hospital Project – Letter of Credit Secured) – Series 2007A, 0.04%, 12/01/32 LOC HSBC Bank USA, N.A.	2,350,000

10,415,000	Development Authority of Columbus, GA MHRB (Avalon apartments Projects) – Series 2008, 0.07%, 10/15/40 (2) Guaranteed by Federal National Mortgage Association	10,415,000

3,900,000	Dormitory Authority of the State of New York RB (BlytheDale Children Hospital) – Series 2009, 0.03%, 12/01/36 LOC TD Bank, N.A.	3,900,000

7,095,000	Dormitory Authority of the State of New York RB Highland Community Development Corporation Series 1994B, 0.04%, 07/01/23 LOC HSBC Bank USA, N.A.	7,095,000

2,800,000	Dormitory Authority of the State of New York RB (F.F.T Senior Communities, Inc.) – Series 2012, 0.04%, 07/01/39 LOC HSBC Bank USA, N.A.	2,800,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments September 30, 2014 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$1,700,000	Duval County, FL HFA Multifamily Housing Mortgage RB (Camri Green Apartments) – Series 2003, 0.06%, 11/15/36 (2) Guaranteed by Federal National Mortgage Association	$1,700,000

8,885,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015, 0.07%, 05/15/46 (2)	8,885,000

4,300,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) – Series 2006, 0.20%, 07/01/26 (2) LOC Branch Banking and Trust Company	4,300,000

7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) – Series 2008, 0.04%, 07/01/41 Guaranteed by Federal Home Loan Mortgage Corporation	7,400,000

1,645,000	Housing Authority of the County of Door, WI Housing RB (Big Hill Regency House Project) – Series 1998, 0.10%, 11/01/28 (2) LOC Federal Home Loan Bank	1,645,000

2,810,000	Howard County, MD RB (Glenelg Country School, Inc. Facility) – Series 2008, 0.05%, 07/01/33 LOC PNC Bank, N.A.	2,810,000

2,400,000	Irvine Ranch Water District, CA Consolidated GO’s of Improvement District Nos 105, 140, 240 & 250 – Series 1995, 0.04%, 01/01/21 LOC Sumitomo Mitsui Banking Corp	2,400,000

7,900,000	Kentucky EDFA Hospital RB (Baptist Healthcare System Obligated Group) – Series 2009B-1, 0.03%, 08/15/38 LOC JPMorgan Chase Bank, N.A.	7,900,000

1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) – Series 1995, 0.04%, 11/01/25 (2) LOC Bank of Nova Scotia	1,700,000

24,500,000	Long Island Power Authority Electric System General, NY RB Series 2012D, 0.04%, 12/01/29 LOC TD Bank, N.A.	24,500,000

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) – Series 2003C, 0.03%, 02/15/38	$600,000

1,440,000	Lower Neches Valley Authority IDC, TX RRB (ExxonMobil Project) – Series 2001 Subseries 2001A, 0.03%, 11/01/29	1,440,000

24,155,000	Metropolitan Transportation Authority Dedicated Tax Fund Refunding Bonds – Subseries 2008A-1, 0.03%, 11/01/31 LOC Royal Bank of Canada	24,155,000

19,000,000	Metropolitan Transportation Authority RB – Series 2005D, Subseries 2005 D-2, 0.05%, 11/01/35 LOC Landesbank Hessen-Thuringen Girozentrale	19,000,000

4,000,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) – Series 2010G, 0.01%, 11/01/35	4,000,000

9,700,000	Narragansett Bay Commission Wastewater System, RI RRB 2008 Series A, 0.05%, 09/01/34 LOC U.S. Bank, N.A.	9,700,000

3,450,000	Nevada Housing Division MHRB (Golden Apartment) – Series 2007, 0.07%, 10/01/37 (2) Guaranteed by Federal Home Loan Mortgage Corporation	3,450,000

1,000,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) – Series 1997A, 0.08%, 10/01/30 (2) LOC U.S. Bank, N.A.	1,000,000

2,100,000	New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Hospital Project) – Series 2003 A-3, 0.04%, 07/01/23 LOC Wells Fargo Bank, N.A.	2,100,000

3,200,000	New York City HDC Multi-Family Rental Housing RB (100 Jane Street Development) – Series A, 0.04%, 09/15/28 (2) Collateralized by Federal National Mortgage Association	3,200,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments September 30, 2014 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$4,900,000	New York City HDC Multi-Family Rental Housing RB (Brookhaven Apartments) – Series 2004 A, 0.06%, 01/01/36 (2) LOC Citibank, N.A.	$4,900,000

3,770,000	New York City Industrial Development Agency Civic Facility RB (2004 Jamaica First Parking, LLC Project), 0.05%, 03/01/34 LOC TD Bank, N.A.	3,770,000

16,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Senior Bonds Fiscal 2003 Subseries A-3, 0.05%, 11/01/29 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	16,000,000

4,575,000	New York City, NY Adjustable Rate Subseries A-6, 0.05%, 08/01/19 LOC Landesbank Hessen-Thuringen Girozentrale	4,575,000

9,800,000	New York City, NY GO Bonds – Series 1994 E-4, Subseries E4, 0.02%, 08/01/21 LOC BNP Paribas	9,800,000

6,200,000	New York City, NY GO Bonds – Series 1994 E-4, Subseries E4, 0.02%, 08/01/22 LOC BNP Paribas	6,200,000

2,900,000	New York City, NY HDC Multi-Family Mortgage RB (White Plains Courtyard Apartments) – Series 2005A, 0.05%, 03/01/38 (2) Guaranteed by Federal Home Loan Mortgage Corporation	2,900,000

5,300,000	New York City, NY IDA Liberty RB (FC Hanson Office Associates, LLC Project) – Series 2004, 0.05%, 12/01/39 LOC ING Bank N.V.	5,300,000

1,200,000	New York State Dormitory Authority RB (Cornell University) – Series 2000A, 0.05%, 07/01/29	1,200,000

1,300,000	New York State Dormitory Authority RB (LeMoyne College Project) – Series 2009, 0.04%, 01/01/39 LOC TD Bank, N.A.	1,300,000

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$10,480,000	New York State Energy Research and Development Authority Facilities RB (Consolidated Edison company of New York, Inc. Project) – Series 2005A-3, 0.04%, 05/01/39 LOC Mizuho Corporate Bank Ltd	$10,480,000

5,000,000	New York State HFA RB (Tribeca Green Housing) – Series 2003A, 0.05%, 11/01/36 LOC Landesbank Hessen Thuringen Girozentrale	5,000,000

5,000,000	New York State Housing Finance Agency RB (10 Liberty Street Housing) – 2003 Series A, 0.04%, 05/01/35 Guaranteed by Federal Home Loan Mortgage Corporation	5,000,000

10,000,000	New York State Housing Finance Agency RB (605 West 42nd Street Housing) – 2014 Series A, 0.31%, 05/01/48 LOC Bank of China	10,000,000

4,000,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006A, 0.04%, 05/15/36 (2) Guaranteed by Federal National Mortgage Association	4,000,000

3,900,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) – Series 2006A, 0.05%, 05/15/36 (2) Guaranteed by Federal National Mortgage Association	3,900,000

3,100,000	New York State Housing Finance Agency RB (Gotham West Housing) – Series 2011A-2, 0.04%, 05/01/45 LOC Wells Fargo Bank, N.A.	3,100,000

4,000,000	New York State Housing Finance Agency RB (160 Madison Avenue Housing) – 2013 Series A, 0.03%, 11/01/46 LOC PNC Bank, N.A.	4,000,000

11,000,000	New York State Housing Finance Agency RB (388 Bridge Street Housing) – 2012 Series A, 0.05%, 05/01/46 LOC Manufacturers and Trader Trust Company	11,000,000

2,550,000	Oneida County Industrial Development Agency Civic Facility, NY RB (St. Elizabeth Medical Center Facility) – Series 2006A, 0.04%, 06/01/26 LOC HSBC Bank USA, N.A.	2,550,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments September 30, 2014 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project) – Series 1997E, 0.04%, 06/01/25 Collateralized by Federal National Mortgage Association	$1,000,000

3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) – Series 1995, 0.03%, 05/01/25 LOC Northern Trust Bank	3,500,000

3,000,000	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Refunding Bonds (Dominion Terminal Associates Project) – Series 1987-D, 0.02%, 07/01/16 LOC U.S. Bank, N.A.	3,000,000

1,900,000	Pennsylvania EDFA EDRB (Joseph R & Nancy L DelSignore Project) – 2005 Series B-2, 0.12%, 08/01/30 (2) LOC PNC Bank, N.A.	1,900,000

2,755,000	Pittsburg, CA Redevelopment Agency (Los Medanos Community Development Project) – 2004 Series A, 0.04%, 09/01/35 LOC State Street Bank & Trust Company/California State Teachers Retirement System	2,755,000

7,400,000	Public Finance Authority Midwestern Disaster Area, WI RB Series 2011 (RPD Holdings, LLC and HGI Wisconsin, LLC Project), 0.04%, 09/01/36 LOC Farm Credit Service of America / AgriBank Farm Credit Bank	7,400,000

600,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) – Series 2003, 0.10%, 01/01/17 (2) LOC Branch Banking and Trust Company	600,000

1,065,000	South Carolina State Jobs EDA EDRB (Diversified Coating Systems, Inc Project) – Series 2002, 0.10%, 04/01/17 (2) LOC Branch Banking and Trust Company	1,065,000

7,675,000	State of California GO Series A1-2, 0.03%, 05/01/40 LOC Royal Bank of Canada	7,675,000

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$3,900,000	State of California, Series 2004A4, 0.03%, 05/01/34 LOC Citibank, N.A.	$3,900,000

2,680,000	State of Connecticut HEFA RB Yale University Issue – Series V-1, 0.01%, 07/01/36	2,680,000

1,700,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) – Series B, 0.09%, 07/01/37 LOC Bank of America, N.A.	1,700,000

6,100,000	State of Connecticut HEFA RB (Yale University Issue) – Series T-2, 0.03%, 07/01/29	6,100,000

5,500,000	State of Connecticut HEFA RB (Yale University Issue) – Series U-1, 0.03%, 07/01/33	5,500,000

13,000,000	State of Connecticut HEFA RB (Yale University Issue) – Series V-1, 0.01%, 07/01/36	13,000,000

3,600,000	Suffolk County, NY IDA Civic Facility RB (St. Anthony’s High School Civic Facility) – Series 2006, 0.04%, 12/01/36 LOC U.S. Bank, N.A.	3,600,000

800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) – Series 1999, 0.11%, 12/01/19 Guaranteed by Federal Home Loan Mortgage Corporation	800,000

2,335,000	The City of New York Fiscal 2004 Series H-4, 0.03%, 03/01/34 LOC Bank of New York Mellon, N.A.	2,335,000

1,000,000	The City of New York GO Bonds, Fiscal 2008 Series J-6, 0.05%, 08/01/24 LOC Landesbank Hessen -Thuringen Girozentrale	1,000,000

2,500,000	The City of New York GO Bonds, Fiscal 2008 Series L-4, 0.03%, 04/01/38 LOC U.S. Bank, N.A.	2,500,000

8,100,000	The City of New York GO Bonds, Fiscal 2012 Series G Subseries G-4, 0.03%, 04/01/42 LOC PNC Bank, N.A.	8,100,000

12,700,000	The City of New York GO Bonds, Fiscal 2012 Series G, Subseries G-7, 0.03%, 04/01/42 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	12,700,000

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments September 30, 2014 (Unaudited) (Continued)

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$3,800,000	The City of New York GO, Fiscal 1994 Series A-7, 0.03%, 08/01/20 LOC JPMorgan Chase Bank, N.A.	$3,800,000

1,380,000	The Economic Development Corporation of the City of Lapeer Development, MI RB (H & H Tool, Inc. Project) – Series 2007, 0.07%, 01/01/37 LOC PNC Bank, N.A.	1,380,000

3,600,000	The Trust for Cultural Resources of the City of New York RB (WNYC Radio, Inc.) – Series 2006, 0.04%, 04/01/26 LOC Wells Fargo Bank, N.A.	3,600,000

4,700,000	The Trust for Cultural Resources of the City of New York RRB (Lincoln Center for the Performing Arts, Inc.) – 2008A-2, 0.03%, 12/01/35 LOC Bank of New York Mellon, N.A.	4,700,000

7,095,000	The Trust for Cultural Resources of the of the County of Onondaga, Onondaga County, NY RB (Syracuse University Project) – Series 2010A, 0.04%, 12/01/29 LOC Wells Fargo Bank, N.A.	7,095,000

3,200,000	Three Valleys Municipal Water District, NY COP (Miramar Water Treatment, Water Transmission and Hydroelectric Generating Facilities Projects), 0.07%, 11/01/14 LOC Wells Fargo Bank, N.A.	3,200,000

5,980,000	Triborough Bridge and Tunnel Authority RB Series 2001B, 0.05%, 01/01/32 LOC State Street Bank & Trust Company	5,980,000

35,000	University of North Carolina at Chapel Hill RB – Series 2001B, 0.04%, 12/01/25	35,000

680,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) – Series 2003-A, 0.15%, 06/01/25 (2) LOC Bank of America, N.A.	680,000

21,300,000	Washington Health Care Facilities Authority RB (MultiCare Health System) – Series 2007C, 0.03%, 08/15/41 LOC Barclays Bank PLC	21,300,000

Face Amount	Security Description	Value (Note 1)
TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (CONTINUED)

$3,400,000	Washington Health Care Facilities Authority RB (MultiCare Health System) – Series 2007D, 0.02%, 08/15/41 LOC Barclays Bank PLC	$3,400,000

2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) – Series 2006, 0.09%, 12/15/40 (2) Guaranteed by Federal National Mortgage Association	2,700,000

497,120,000	Total Tax Exempt Variable Rate Demand Instruments	497,120,000

	Total Investments (99.95%) (cost $602,084,904†)	602,084,904
	Cash and other assets, net of liabilities (0.05%)	314,059

	Net Assets (100.00%)	$602,398,963

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(1)	Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(2)	Security subject to alternative minimum tax.

KEY:

BANS	= Bond Anticipation Notes
COP	= Certificates of Participation
EDA	= Economic Development Authority
EDFA	= Economic Development Finance Authority
EDRB	= Economic Development Revenue Bond
GO	= General Obligation
HDC	= Housing Development Corporation
HEFA	= Health and Education Facilities Authority
HFA	= Housing Finance Authority
HFC	= Housing Finance Commission
IDA	= Industrial Development Authority
IDC	= Industrial Development Corporation
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
PCFA	= Pollution Control Finance Authority
RB	= Revenue Bond
RRB	= Revenue Refunding Bonds
TANS	= Tax Anticipation Notes

The accompanying notes are an integral part of these financial statements.

Daily Income Fund Municipal Portfolio

Schedule of Investments September 30, 2014 (Unaudited) (Continued)

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (UNAUDITED)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$517,050,811	85.88%
31 through 60 Days	12,403,000	2.06
61 through 90 Days	-0-	-0-
91 through 120 Days	-0-	-0-
121 through 180 Days	-0-	-0-
181 through 397 Days	72,631,093	12.06
Total	$602,084,904	100.00%

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities September 30, 2014 (Unaudited)

	Daily Income Fund Money Market Portfolio	Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Government Portfolio	Daily Income Fund Municipal Portfolio
Assets
Investments in securities, at amortized cost (Note 1)	$5,778,887,722	$1,050,143,460	$1,131,731,136	$602,084,904
Repurchase agreements	—	1,083,000,000	659,000,000	—
Cash	292,552,153	582,669	167,964,477	190,317
Accrued interest receivable	1,202,858	535,983	7,990	205,700
Prepaid expenses	151,671	84,764	60,792	45,087
Other receivable	70	—	—	—

Total assets	6,072,794,474	2,134,346,876	1,958,764,395	602,526,008

Liabilities
Payable to affiliates (Note 2)	859,931	—	30,180	9,979
Accrued expenses	670,014	178,714	180,187	115,357
Dividends payable	24,183	4,293	7,150	1,709

Total liabilities	1,554,128	183,007	217,517	127,045

Net assets	$6,071,240,346	$2,134,163,869	$1,958,546,878	$602,398,963

Source of Net Assets
Net capital paid in on share of capital stock (Note 5)	$6,071,146,527	$2,134,158,509	$1,958,538,333	$602,386,578
Accumulated undistributed net investment income	—	6,676	4,987	—
Accumulated net realized gain (loss)	93,819	(1,316)	3,558	12,385

Net assets	$6,071,240,346	$2,134,163,869	$1,958,546,878	$602,398,963

NET ASSET VALUE, PER SHARE (NOTE 5):

	Daily Income Fund Money Market Portfolio			Daily Income Fund U.S. Treasury Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$299,863,136	299,855,206	$1.00	$1,222,601,260	1,222,640,518	$1.00
Institutional Service Shares	$153,978,474	153,974,402	$1.00	$159,577,439	159,582,563	$1.00
Investor Shares	$140,602,210	140,598,492	$1.00	$203,707,261	203,713,802	$1.00
Investor Service Shares	$258,586,489	258,579,651	$1.00	$110,156,612	110,160,149	$1.00
Retail Shares	$1,965,299,482	1,965,247,511	$1.00	$108,068,451	108,071,921	$1.00
Advantage Shares	$1,845,157,423	1,845,108,629	$1.00	—	—	—
Xpress Shares	$223,251,206	223,245,302	$1.00	—	—	—
Fiduciary Shares	$909,393,419	909,369,370	$1.00	$215,054,052	215,060,958	$1.00
Investor Select Shares	$275,108,507	275,101,232	$1.00	$114,998,794	115,002,487	$1.00

Total	$6,071,240,346	6,071,079,795		$2,134,163,869	2,134,232,398

	Daily Income Fund U.S. Government Portfolio			Daily Income Fund Municipal Portfolio
Class Name	Net Assets	Shares Outstanding	Net Asset Value	Net Assets	Shares Outstanding	Net Asset Value
Institutional Shares	$19,963,864	19,964,422	$1.00	$646,143	646,364	$1.00
Institutional Service Shares	$107,104,243	107,107,240	$1.00	$3,216,806	3,217,910	$1.00
Investor Service Shares	—	—	—	$43,698,038	43,713,033	$1.00
Retail Shares	$423,364,555	423,376,399	$1.00	$246,147,781	246,232,245	$1.00
Advantage Shares	$944,703,976	944,730,405	$1.00	$308,690,195	308,796,120	$1.00
Fiduciary Shares	$419,135,717	419,147,443	$1.00	—	—	—
Investor Select Shares	$44,274,523	44,275,761	$1.00	—	—	—

Total	$1,958,546,878	1,958,601,670		$602,398,963	602,605,672

The accompanying notes are an integral part of these financial statements.

Statements of Operations Six Months Ended September 30, 2014 (Unaudited)

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio	Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio
Investment Income
INCOME:
Interest	$7,115,371		$567,375	$810,876		$360,639

EXPENSES: (NOTE 2)
Investment management fee	3,901,529		1,261,168	1,136,757		362,925
Administration fee	1,625,637		525,487	473,649		151,219
Shareholder servicing fee (Institutional Service Shares)	106,590		222,808	139,422		3,441
Shareholder servicing fee (Investor Shares)	185,533		271,445	—		—
Shareholder servicing fee (Investor Service Shares)	324,270		151,770	—		54,797
Shareholder servicing fee (Retail Shares)	2,476,861		115,326	317,866		307,056
Shareholder servicing fee (Advantage Shares)	2,255,383		—	1,209,123		389,989
Shareholder servicing fee (Xpress Shares)	290,796		—	—		—
Shareholder servicing fee (Fiduciary Shares)	1,194,941		321,309	620,938		—
Shareholder servicing fee (Investor Select Shares)	375,217		163,643	58,614		—
Distribution fee (Investor Shares)	148,427		217,156	—		—
Distribution fee (Investor Service Shares)	583,686		273,186	—		98,634
Distribution fee (Retail Shares)	6,439,838		299,848	826,451		798,347
Distribution fee (Advantage Shares)	6,766,148		—	3,627,368		1,169,968
Distribution fee (Xpress Shares)	872,388		—	—		—
Distribution fee (Fiduciary Shares)	477,976		128,523	248,375		—
Distribution fee (Investor Select Shares)	525,304		229,100	82,059		—
Custodian	106,961		54,855	37,470		14,135
Shareholder servicing and related shareholder	1,281,722	(a)	380,412 (b)	277,088	(c)	105,769	(d)
Legal, compliance and filing fees	259,216		137,186	78,720		54,299
Audit and accounting	251,361		160,095	116,504		74,164
Trustees’ fees and expenses	193,438		58,899	57,558		17,671
Others	45,883		20,609	18,430		7,537

Total expenses	30,689,105		4,992,825	9,326,392		3,609,951
Less: Fees waived (Note 2)	(24,022,260)		(4,478,006)	(8,610,254)		(3,279,573)

Net expenses	6,666,845		514,819	716,138		330,378

Net investment income	448,526		52,556	94,738		30,261

Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	86,855		(28)	3,558		11,378

Increase in net assets from operations	$535,381		$52,528	$98,296		$41,639

(a)	Includes class specific transfer agency expenses of $77,004, $6,275, $37,308, $66,620, $492,561, $240,789 and $75,817 for the Institutional, Institutional Service, Investor, Investor Service, Retail, Fiduciary and Investor Select Shares, respectively.
(b)	Includes class specific transfer agency expenses of $110,916, $18,496, $55,123, $32,320, $22,480, $64,261 and $32,728 for the Institutional, Institutional Service, Investor, Investor Service, Retail, Fiduciary and Investor Select Shares, respectively.
(c)	Includes class specific transfer agency expenses of $2,499, $11,887, $66,278, $124,188 and $11,723 for the Institutional, Institutional Service, Retail, Fiduciary and Investor Select Shares, respectively.
(d)	Includes class specific transfer agency expenses of $77, $275, $12,174 and $62,340 for the Institutional, Institutional Service, Investor Service and Retail Shares, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Daily Income Fund Money Market Portfolio		Daily Income Fund U.S. Treasury Portfolio
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$448,526	$1,148,568	$52,556	$65,895
Net realized gain (loss) on investments	86,855	404,623	(28)	17,174

Increase in net assets from operations	535,381	1,553,191	52,528	83,069

DIVIDENDS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME:
Institutional Shares	(69,954)	(265,483)	(27,624)	(29,081)
Institutional Service Shares	(4,264)	(7,282)	(4,457)	(6,968)
Investor Shares	(7,422)	(14,418)	(5,430)	(7,639)
Investor Service Shares	(12,970)	(27,114)	(3,036)	(4,757)
Retail Shares	(99,065)	(165,973)	(2,308)	(2,513)
Advantage Shares	(180,419)	(374,222)	—	—
Xpress Shares	(11,631)	(26,437)	—	—
Fiduciary Shares	(47,793)	(205,359)	(6,427)	(9,909)
Investor Select Shares	(15,008)	(62,280)	(3,274)	(5,028)

Total dividends to shareholders	(448,526)	(1,148,568)	(52,556)	(65,895)

DIVIDENDS TO SHAREHOLDERS FROM
REALIZED GAINS ON INVESTMENTS:
Institutional Shares	(35,495)	—	(16,224)	—
Institutional Service Shares	(2,522)	—	(2,403)	—
Investor Shares	(6,320)	—	(3,178)	—
Investor Service Shares	(10,917)	—	(1,756)	—
Retail Shares	(83,309)	—	(1,245)	—
Advantage Shares	(73,428)	—	—	—
Xpress Shares	(10,057)	—	—	—
Fiduciary Shares	(40,000)	—	(4,437)	—
Investor Select Shares	(13,030)	—	(1,801)	—

Total dividends to shareholders	(275,078)	—	(31,044)	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	(97,104,844)	115,752,784	21,832,729	624,637,577
Institutional Service Shares	99,909,998	(10,417,470)	(187,368,910)	183,421,876
Investor Shares	(7,688,243)	1,566,246	(20,939,266)	15,733,794
Investor Service Shares	(9,318,365)	(3,050,355)	(15,543,487)	(27,095,960)
Retail Shares	(32,837,283)	1,095,763,245	3,552,805	16,962,824
Advantage Shares	(63,143,833)	111,237,630	—	—
Xpress Shares	(19,341,170)	(40,240,117)	—	—
Fiduciary Shares	(71,894,926)	981,267,424	(42,076,777)	257,128,868
Investor Select Shares	(41,293,530)	316,395,771	(22,189,135)	137,186,891

Total capital share transactions	(242,712,196)	2,568,275,158	(262,732,041)	1,207,975,870

Total increase/(decrease)	(242,900,419)	2,568,679,781	(262,763,113)	1,207,993,044

NET ASSETS:
Beginning of period	6,314,140,765	3,745,460,984	2,396,926,982	1,188,933,938

End of period	$6,071,240,346	$6,314,140,765	$2,134,163,869	$2,396,926,982

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$—	$—	$6,676	$6,676

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Continued)

	Daily Income Fund U.S. Government Portfolio		Daily Income Fund Municipal Portfolio
	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014

Increase (Decrease) in Net Assets from
OPERATIONS:
Net investment income	$94,738	$198,950	$30,261	$62,510
Net realized gain (loss) on investments	3,558	22,607	11,378	648

Increase in net assets from operations	98,296	221,557	41,639	63,158

DIVIDENDS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME:
Institutional Shares	(892)	(2,340)	(33)	(101)
Institutional Service Shares	(5,578)	(12,725)	(139)	(313)
Investor Service Shares	—	—	(2,193)	(5,111)
Retail Shares	(12,716)	(34,241)	(12,288)	(24,969)
Advantage Shares	(48,368)	(104,067)	(15,608)	(32,016)
Fiduciary Shares	(24,839)	(41,508)	—	—
Investor Select Shares	(2,345)	(4,069)	—	—

Total dividends to shareholders	(94,738)	(198,950)	(30,261)	(62,510)

DIVIDENDS TO SHAREHOLDERS FROM
REALIZED GAINS ON INVESTMENTS:
Institutional Shares	(44)	—	—	—
Institutional Service Shares	(238)	—	—	—
Investor Service Shares	—	—	—	—
Retail Shares	(505)	—	—	—
Advantage Shares	(2,099)	—	—	—
Fiduciary Shares	(1,049)	—	—	—
Investor Select Shares	(94)	—	—	—

Total dividends to shareholders	(4,029)	—	—	—

CAPITAL SHARE TRANSACTIONS (NOTE 5):
Institutional Shares	904,343	(3,604,273)	33	(4,624,348)
Institutional Service Shares	(10,357,181)	(9,962,151)	483,476	(342,589)
Investor Service Shares	—	—	(6,910,900)	(1,264,872)
Retail Shares	162,342,275	(58,679,846)	15,454,053	(4,035,304)
Advantage Shares	(73,995,515)	(31,744,554)	(19,665,212)	17,169,383
Fiduciary Shares	(89,792,562)	508,934,827	—	—
Investor Select Shares	3,775,158	40,500,191	—	—

Total capital share transactions	(7,123,482)	445,444,194	(10,638,550)	6,902,270

Total increase/(decrease)	(7,123,953)	445,466,801	(10,627,172)	6,902,918

NET ASSETS:
Beginning of period	1,965,670,831	1,520,204,030	613,026,135	606,123,217

End of period	$1,958,546,878	$1,965,670,831	$602,398,963	$613,026,135

UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME	$4,987	$4,987	$—	$—

The accompanying notes are an integral part of these financial statements.

Financial Highlights

Daily Income Fund Money Market Portfolio

	Institutional Shares
	Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,
			2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.001	0.001	0.001	0.003
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.001	0.001	0.001	0.003

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.001)	(0.001)	(0.001)	(0.003)
Net realized gain on investment*	(0.000)		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.001)	(0.001)	(0.001)	(0.003)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.04%	0.10%	0.08%	0.11%	0.29%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$299,863		$396,982	$281,203	$307,495	$227,901	$221,078
Ratio to average net assets:**
Net investment income	0.02%	(b)	0.04%	0.10%	0.07%	0.11%	0.26%
Expenses (net of fees waived)	0.20%	(b)	0.20%	0.20%	0.22%	0.25%	0.25%
Management and administration fees waived	0.01%	(b)	0.02%	0.02%	0.01%	0.00%	0.01%
Shareholder servicing and distribution fees waived	—		—	—	—	—	—
Transfer agency fees waived	0.02%	(b)	0.02%	0.02%	0.01%	0.00%	0.01%

	Investor Service Shares[1]
	Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,
			2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investment*	(0.000)		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.01%	0.01%	0.00%	0.00%	0.02%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$258,587		$267,913	$270,944	$220,100	$351,736	$278,303
Ratio to average net assets:**
Net investment income	0.01%	(b)	0.01%	0.01%	0.00%	0.00%	0.02%
Expenses (net of fees waived)	0.21%	(b)	0.23%	0.29%	0.28%	0.36%	0.52%
Management and administration fees waived	0.01%	(b)	0.02%	0.02%	0.01%	0.00%	0.01%
Shareholder servicing and distribution fees waived	0.70%	(b)	0.70%	0.66%	0.67%	0.62%	0.47%
Transfer agency fees waived	0.04%	(b)	0.02%	0.00%	0.01%	0.00%	—

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares
(a)	Unannualized
(b)	Annualized

The accompanying notes are an integral part of these financial statements.

Institutional Service Shares							Investor Shares
Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,					Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,
		2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.000	0.000	0.001	0.000		0.000	0.000	0.000	0.000	0.001
0.000		0.000	0.000	0.000	0.000	0.000	0.000		0.000	0.000	0.000	0.000	0.000

0.000		0.000	0.000	0.000	0.000	0.001	0.000		0.000	0.000	0.000	0.000	0.001

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.001)	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.001)
(0.000)		—	—	—	—	—	(0.000)		—	—	—	—	—

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.001)	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.001)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.01%	0.01%	0.00%	0.00%	0.12%	0.01%	(a)	0.01%	0.01%	0.00%	0.00%	0.06%

$153,978		$54,067	$64,481	$83,525	$158,401	$235,431	$140,602		$148,295	$146,718	$166,845	$191,794	$215,983

0.01%	(b)	0.01%	0.01%	0.00%	0.00%	0.09%	0.01%	(b)	0.01%	0.01%	0.00%	0.00%	0.07%
0.21%	(b)	0.23%	0.29%	0.28%	0.36%	0.42%	0.21%	(b)	0.23%	0.29%	0.28%	0.36%	0.50%
0.01%	(b)	0.02%	0.02%	0.01%	0.00%	0.01%	0.01%	(b)	0.02%	0.02%	0.01%	0.00%	0.01%
0.25%	(b)	0.24%	0.18%	0.21%	0.15%	0.09%	0.45%	(b)	0.45%	0.41%	0.42%	0.37%	0.24%
0.01%	(b)	—	0.00%	0.00%	—	—	0.04%	(b)	0.02%	0.00%	0.01%	0.00%	—

Retail Shares
Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,
		2014	2013	2012	2011	2010

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.000	0.000	0.000
0.000		0.000	0.000	0.000	0.000	0.000

0.000		0.000	0.000	0.000	0.000	0.000

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
(0.000)		—	—	—	—	—

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.01%	0.01%	0.00%	0.00%	0.01%

$1,965,300		$1,998,195	$902,309	$822,368	$914,654	$1,051,014

0.01%	(b)	0.01%	0.01%	0.00%	0.00%	0.01%
0.21%	(b)	0.23%	0.29%	0.28%	0.36%	0.55%
0.01%	(b)	0.02%	0.02%	0.01%	0.00%	0.01%
0.90%	(b)	0.90%	0.86%	0.87%	0.83%	0.65%
0.04%	(b)	0.02%	0.00%	0.01%	0.00%	—

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

Daily Income Fund Money Market Portfolio (Continued)

	Advantage Shares
	Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,
			2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.001	0.001
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.001	0.001

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.001)	(0.001)
Net realized gain on investment*	(0.000)		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.001)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.02%	0.02%	0.03%	0.05%	0.05%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$1,845,157		$1,908,358	$1,796,984	$1,548,680	$1,549,602	$1,574,427
Ratio to average net assets:**
Net investment income	0.02%	(b)	0.02%	0.02%	0.03%	0.05%	0.05%
Expenses (net of fees waived)	0.20%	(b)	0.22%	0.28%	0.26%	0.31%	0.49%
Management and administration fees waived	0.01%	(b)	0.02%	0.02%	0.01%	0.00%	0.01%
Shareholder servicing and distribution fees waived	1.00%	(b)	0.98%	0.92%	0.95%	0.93%	0.75%
Transfer agency fees waived	—		—	—	—	—	—

Daily Income Fund U.S. Treasury Portfolio

	Institutional Shares
	Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,
			2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.000	0.001
Net realized and unrealized gain (loss) on investments*	(0.000)		0.000	0.000	(0.000)	0.000	—

Total from investment operations	0.000		0.000	0.000	0.000	0.000	0.001

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.001)
Net realized gain on investment*	(0.000)		—	—	—	(0.000)	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	0.01%	0.00%	0.00%	0.07%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$1,222,601		$1,200,789	$576,142	$690,702	$473,133	$499,667
Ratio to average net assets:**
Net investment income	0.01%	(b)	0.00%	0.01%	0.00%	0.00%	0.08%
Expenses (net of fees waived)	0.05%	(b)	0.06%	0.16%	0.11%	0.22%	0.21%
Management and administration fees waived	0.17%	(b)	0.15%	0.06%	0.11%	0.03%	0.06%
Shareholder servicing and distribution fees waived	—		—	—	—	—	—
Transfer agency fees waived	0.02%	(b)	0.02%	0.02%	0.02%	0.02%	0.01%

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Unannualized
(b)	Annualized

The accompanying notes are an integral part of these financial statements.

Xpress Shares							Fiduciary Shares				Investor Select Shares
Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,					Six Months Ended September 30, 2014 (Unaudited)		From July 22, 2013 (commencement of operation) to March 31, 2014		Six Months Ended September 30, 2014 (Unaudited)		From June 25, 2013 (commencement of operation) to March 31, 2014
		2014	2013	2012	2011	2010

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

0.000		0.000	0.000	0.000	0.000	0.000	0.000		0.000		0.000		0.000
0.000		0.000	0.000	0.000	0.000	0.000	0.000		0.000		0.000		0.000

0.000		0.000	0.000	0.000	0.000	0.000	0.000		0.000		0.000		0.000

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)		(0.000)		(0.000)		(0.000)
(0.000)		—	—	—	—	—	(0.000)		—		(0.000)		—

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)		(0.000)		(0.000)		(0.000)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

0.01%	(a)	0.01%	0.01%	0.01%	0.02%	0.02%	0.01%	(a)	0.02%	(a)	0.01%	(a)	0.02%	(a)

$223,251		$242,600	$282,822	$283,468	$276,727	$282,144	$909,393		$981,319		$275,109		$316,412

0.01%	(b)	0.01%	0.01%	0.01%	0.02%	0.02%	0.01%	(b)	0.03%	(b)	0.01%	(b)	0.03%	(b)
0.21%	(b)	0.23%	0.29%	0.28%	0.34%	0.53%	0.21%	(b)	0.21%	(b)	0.21%	(b)	0.21%	(b)
0.01%	(b)	0.02%	0.02%	0.01%	0.00%	0.01%	0.01%	(b)	0.02%	(b)	0.01%	(b)	0.02%	(b)
0.99%	(b)	0.97%	0.91%	0.93%	0.90%	0.71%	0.35%	(b)	0.35%	(b)	0.60%	(b)	0.60%	(b)
—		—	—	—	—	—	0.04%	(b)	0.04%	(b)	0.04%	(b)	0.04%	(b)

Institutional Service Shares							Investor Shares
Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,					Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,
		2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.000	0.000	0.000	0.000		0.000	0.000	0.000	0.000	0.000
(0.000)		0.000	0.000	(0.000)	0.000	—	(0.000)		0.000	0.000	(0.000)	0.000	—

0.000		0.000	0.000	0.000	0.000	0.000	0.000		0.000	0.000	0.000	0.000	0.000

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
(0.000)		—	—	—	(0.000)	—	(0.000)		—	—	—	(0.000)	—

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.00%	(a)	0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	(a)	0.00%	0.01%	0.00%	0.00%	0.00%

$159,577		$346,946	$163,522	$241,833	$223,950	$251,926	$203,707		$224,650	$208,916	$206,573	$179,546	$198,429

0.01%	(b)	0.00%	0.01%	0.00%	0.00%	0.01%	0.01%	(b)	0.00%	0.01%	0.00%	0.00%	0.00%
0.05%	(b)	0.06%	0.16%	0.10%	0.22%	0.26%	0.05%	(b)	0.06%	0.16%	0.11%	0.22%	0.27%
0.17%	(b)	0.15%	0.06%	0.11%	0.03%	0.06%	0.17%	(b)	0.15%	0.06%	0.11%	0.03%	0.06%
0.25%	(b)	0.25%	0.25%	0.25%	0.25%	0.19%	0.45%	(b)	0.45%	0.45%	0.45%	0.45%	0.40%
0.02%	(b)	0.02%	0.02%	0.02%	0.01%	0.01%	0.05%	(b)	0.05%	0.05%	0.05%	0.04%	0.03%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

Daily Income Fund U.S. Treasury Portfolio (Continued)

	Investor Service Shares[1]
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,
			2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	(0.000)		0.000	0.000	(0.000)	0.000	—

Total from investment operations	0.000		0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investment*	(0.000)		—	—	—	(0.000)	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	(a)	0.00%	0.01%	0.00%	0.00%	0.00%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$110,157		$125,702	$152,799	$155,136	$143,733	$191,847
Ratio to average net assets:**
Net investment income	0.01%	(b)	0.00%	0.01%	0.00%	0.00%	0.00%
Expenses (net of fees waived)	0.05%	(b)	0.06%	0.16%	0.11%	0.22%	0.27%
Management and administration fees waived	0.17%	(b)	0.15%	0.06%	0.11%	0.03%	0.06%
Shareholder servicing and distribution fees waived	0.70%	(b)	0.70%	0.70%	0.70%	0.70%	0.65%
Transfer agency fees waived	0.05%	(b)	0.05%	0.05%	0.05%	0.05%	0.03%

Daily Income Fund U.S. Government Portfolio

	Institutional Shares[2]
	Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,				For the period May 5, 2009 through March 31, 2010
			2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.001	0.000	0.000	0.002
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	0.000	0.000	—

Total from investment operations	0.000		0.000	0.001	0.000	0.000	0.002

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.001)	(0.000)	(0.000)	(0.002)
Net realized gain on investment*	(0.000)		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.001)	(0.000)	(0.000)	(0.002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.01%	0.05%	0.01%	0.04%	0.17%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$19,964		$19,060	$22,663	$42,357	$32,219	$90,506
Ratio to average net assets:**
Net investment income	0.01%	(b)	0.01%	0.05%	0.01%	0.04%	0.17%	(b)
Expenses (net of fees waived)	0.07%	(b)	0.11%	0.20%	0.20%	0.25%	0.25%	(b)
Management and administration fees waived	0.13%	(b)	0.10%	0.01%	0.03%	0.00%	0.02%	(b)
Shareholder Servicing and Distribution fees waived	—		—	—	—	—	—
Transfer agency fees waived	0.02%	(b)	0.02%	0.02%	0.02%	—	—

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
1.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares
2.	Shares were fully liquidated on December 11, 2008 and became active on May 5, 2009.
(a)	Unannualized
(b)	Annualized

The accompanying notes are an integral part of these financial statements.

Retail Shares							Fiduciary Shares				Investor Select Shares
Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31,					Six Months Ended September 30, 2014 (Unaudited)		From July 22, 2013 (commencement of operation) to March 31, 2014		Six Months Ended September 30, 2014 (Unaudited)		From June 26, 2013 (commencement of operation) to March 31, 2014
		2014	2013	2012	2011	2010

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

0.000		0.000	0.000	0.000	0.000	0.000	0.000		0.000		0.000		0.000
(0.000)		0.000	0.000	(0.000)	0.000	—	(0.000)		0.000		(0.000)		0.000

0.000		0.000	0.000	0.000	0.000	0.000	0.000		0.000		0.000		0.000

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)		(0.000)		(0.000)		(0.000)
(0.000)		—	—	—	(0.000)	—	(0.000)		—		(0.000)		—

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)		(0.000)		(0.000)		(0.000)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

0.00%	(a)	0.00%	0.01%	0.00%	0.00%	0.00%	0.00%	(a)	0.00%	(a)	0.00%	(a)	0.00%	(a)

$108,069		$104,517	$87,555	$29,246	$14,906	$23,249	$215,054		$257,134		$114,999		$137,189

0.01%	(b)	0.00%	0.01%	0.00%	0.00%	0.00%	0.01%	(b)	0.00%	(b)	0.01%	(b)	0.00%	(b)
0.05%	(b)	0.06%	0.16%	0.11%	0.22%	0.25%	0.05%	(b)	0.05%	(b)	0.05%	(b)	0.05%	(b)
0.17%	(b)	0.15%	0.06%	0.11%	0.03%	0.06%	0.17%	(b)	0.15%	(b)	0.17%	(b)	0.15%	(b)
0.90%	(b)	0.90%	0.90%	0.90%	0.90%	0.87%	0.35%	(b)	0.35%	(b)	0.60%	(b)	0.60%	(b)
0.05%	(b)	0.05%	0.05%	0.05%	0.05%	0.02%	0.05%	(b)	0.05%	(b)	0.05%	(b)	0.05%	(b)

Institutional Service Shares							Retail Shares
Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,					Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,
		2014	2013	2012	2011	2010			2014	2013	2012	2011	2010

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000	0.000	0.000	0.001	0.000		0.000	0.000	0.000	0.000	0.000
0.000		0.000	0.000	0.000	0.000	—	0.000		0.000	0.000	0.000	0.000	—

0.000		0.000	0.000	0.000	0.000	0.001	0.000		0.000	0.000	0.000	0.000	0.000

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.001)	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
(0.000)		—	—	—	—	—	(0.000)		—	—	—	—	—

(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.001)	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.01%	0.01%	0.00%	0.00%	0.09%	0.01%	(a)	0.01%	0.01%	0.00%	0.00%	0.01%

$107,104		$117,461	$127,421	$62,202	$66,183	$73,383	$423,365		$261,027	$319,699	$283,942	$219,973	$189,069

0.01%	(b)	0.01%	0.01%	0.00%	0.00%	0.00%	0.01%	(b)	0.01%	0.01%	0.01%	0.00%	0.00%
0.08%	(b)	0.11%	0.23%	0.20%	0.28%	0.30%	0.08%	(b)	0.11%	0.23%	0.20%	0.28%	0.48%
0.13%	(b)	0.10%	0.01%	0.03%	0.00%	0.02%	0.13%	(b)	0.10%	0.01%	0.03%	0.00%	0.02%
0.25%	(b)	0.25%	0.23%	0.25%	0.22%	0.20%	0.90%	(b)	0.90%	0.90%	0.90%	0.89%	0.70%
0.02%	(b)	0.02%	0.01%	0.02%	0.00%	—	0.05%	(b)	0.05%	0.02%	0.04%	0.01%	0.00%

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

Daily Income Fund U.S. Government Portfolio (Continued)

	Advantage Shares
	Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,
			2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	0.000	0.000	—

Total from investment operations	0.000		0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investment*	(0.000)		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.01%	0.01%	0.01%	0.01%	0.02%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$944,704		$1,018,698	$1,050,421	$881,868	$882,200	$867,087
Ratio to average net assets:**
Net investment income	0.01%	(c)	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (net of fees waived)	0.08%	(c)	0.11%	0.24%	0.19%	0.27%	0.47%
Management and administration fees waived	0.13%	(c)	0.10%	0.01%	0.03%	0.00%	0.02%
Shareholder Servicing & Distribution fees waived	1.00%	(c)	1.00%	0.96%	1.00%	0.95%	0.76%
Transfer agency fees waived	—		—	—	—	—	—

Daily Income Fund Municipal Portfolio

	Institutional Shares
	Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,
			2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.002	0.004
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	0.000	(0.000)	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.002	0.004

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.002)	(0.004)
Net realized gain on investment*	—		—	—	—	(0.000)	(0.000)

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.002)	(0.004)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.01%	0.02%	0.03%	0.19%	0.42%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$646		$646	$5,269	$5,209	$5,171	$25,344
Ratio to average net assets:**
Net investment income	0.01%	(c)	0.01%	0.02%	0.03%	0.22%	0.27%
Expenses (net of fees waived) (b)	0.11%	(c)	0.19%	0.22%	0.25%	0.25%	0.25%
Management and administration fees waived	0.13%	(c)	0.09%	0.03%	0.03%	0.05%	0.07%
Shareholder Servicing and Distribution fees waived	0.02% (c)		—	—	—	—	—
Transfer Agency Account fees waived	—		0.02%	0.02%	0.01%	—	—
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	—

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized
1.	Shares were fully liquidated on December 22, 2009 and became active on November 2, 2012.
2.	Prior to July 29, 2011, Investor Service Class Shares were known as Short Term Income Shares Class Shares

The accompanying notes are an integral part of these financial statements.

Fiduciary Shares				Investor Select Shares
Six Months Ended September 30, 2014 (Unaudited)		From July 22, 2013 (commencement of operation) to March 31, 2014		Six Months Ended September 30, 2014 (Unaudited)		From July 22, 2013 (commencement of operation) to March 31, 2014

$1.00		$1.00		$1.00		$1.00

0.000		0.000		0.000		0.000
0.000		0.000		0.000		0.000

0.000		0.000		0.000		0.000

(0.000)		(0.000)		(0.000)		(0.000)
(0.000)		—		(0.000)		—

(0.000)		(0.000)		(0.000)		(0.000)

$1.00		$1.00		$1.00		$1.00

0.01%	(a)	0.01%	(a)	0.01%	(a)	0.01%	(a)

$419,136		$508,926		$44,274		$40,499

0.01%	(c)	0.01%	(c)	0.01%	(c)	0.01%	(c)
0.08%	(c)	0.09%	(c)	0.08%	(c)	0.09%	(c)
0.13%	(c)	0.10%	(c)	0.13%	(c)	0.10%	(c)
0.35%	(c)	0.35%	(c)	0.60%	(c)	0.60%	(c)
0.05%	(c)	0.05%	(c)	0.05%	(c)	0.05%	(c)

Institutional Service Shares[1]							Investor Service Shares[2]
Six Months Ended September 30, 2014 (Unaudited)		Year Ended March 31, 2014	For the period November 2, 2012 through March 31, 2013		For the period April 1, 2009 through December 21, 2009		Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,
									2014	2013	2012	2011	2010

$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.000		0.000	0.000		0.002		0.000		0.000	0.000	0.000	0.000	0.001
0.000		0.000	0.000		0.000		0.000		0.000	0.000	0.000	(0.000)	0.000

0.000		0.000	0.000		0.002		0.000		0.000	0.000	0.000	0.000	0.001

(0.000)		(0.000)	(0.000)		(0.002)		(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.001)
—		—	—		(0.000)		—		—	—	—	(0.000)	(0.000)

(0.000)		(0.000)	(0.000)		(0.002)		(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.001)

$1.00		$1.00	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.01%	(a)	0.01%	0.01%	(a)	0.18%	(a)	0.01%	(a)	0.01%	0.02%	0.01%	0.00%	0.06%

$3,217		$2,733	$3,076		$-0-		$43,698		$50,606	$51,870	$53,804	$50,387	$45,068

0.01%	(c)	0.01%	0.01%	(c)	0.26%	(c)	0.01%	(c)	0.01%	0.02%	0.01%	0.00%	0.05%
0.11%	(c)	0.14%	0.18%	(c)	0.50%	(c)	0.11%	(c)	0.14%	0.23%	0.27%	0.44%	0.61%
0.13%	(c)	0.09%	0.03%	(c)	0.07%	(c)	0.13%	(c)	0.09%	0.03%	0.03%	0.05%	0.07%
0.25%	(c)	0.25%	0.25%	(c)	—		0.70%	(c)	0.70%	0.70%	0.03%	—	—
0.02%	(c)	0.02%	0.02%	(c)	0.00%	(c)	0.05%	(c)	0.05%	0.05%	0.69%	0.54%	0.37%
—		—	0.00%	(c)	—		—		—	0.00%	0.00%	0.00%	—

The accompanying notes are an integral part of these financial statements.

Financial Highlights (Continued)

Daily Income Fund Municipal Portfolio (Continued)

	Retail Shares
	Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,
			2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	0.000	(0.000)	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investment*	—		—	—	—	(0.000)	(0.000)

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.01%	0.02%	0.01%	0.00%	0.04%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$246,148		$230,696	$234,729	$179,209	$121,734	$152,582
Ratio to average net assets:**
Net investment income	0.01%	(c)	0.01%	0.02%	0.01%	0.00%	0.02%
Expenses (net of fees waived) (b)	0.11%	(c)	0.14%	0.22%	0.27%	0.45%	0.61%
Management and administration fees waived	0.13%	(c)	0.09%	0.03%	0.03%	0.05%	0.07%
Shareholder Servicing and Distribution fees waived	0.90%	(c)	0.90%	0.90%	0.89%	0.74%	0.56%
Transfer Agency fees waived	0.05%	(c)	0.05%	0.05%	0.03%	—	0.01%
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	—

	Advantage Shares
	Six Months Ended September 30, 2014 (Unaudited)		Years Ended March 31,
			2014	2013	2012	2011	2010
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.001	0.001
Net realized and unrealized gain (loss) on investments*	0.000		0.000	0.000	0.000	(0.000)	0.000

Total from investment operations	0.000		0.000	0.000	0.000	0.001	0.001

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.001)	(0.001)
Net realized gain on investment*	—		—	—	—	(0.000)	(0.000)

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.001)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.01%	(a)	0.01%	0.02%	0.03%	0.05%	0.08%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$308,690		$328,345	$311,179	$206,025	$182,277	$212,071
Ratio to average net assets:**
Net investment income	0.01%	(c)	0.01%	0.02%	0.03%	0.05%	0.05%
Expenses (net of fees waived) (b)	0.11%	(c)	0.14%	0.22%	0.25%	0.40%	0.57%
Management and administration fees waived	0.13%	(c)	0.09%	0.03%	0.03%	0.05%	0.07%
Shareholder Servicing and Distribution fees waived	1.00%	(c)	1.00%	1.00%	0.99%	0.83%	0.66%
Expenses paid indirectly	—		—	0.00%	0.00%	0.00%	—

*	Amounts denoted 0.000 are less than 0.001
**	Ratios denoted 0.00% are less than 0.01%
(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

Daily Income Fund

Notes to the Financial Statements (Unaudited)

1. Summary of Accounting Policies

Daily Income Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund comprises four managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (each referred to as a “Portfolio”). The investment objective of the Money Market, U.S. Treasury and U.S. Government Portfolios is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek as high a level of tax- exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity. There can be no assurance that the Portfolios will achieve their objectives. The Fund has five core classes of stock authorized: Institutional, Institutional Service, Investor, Investor Service (formerly Short Term Income) and Retail shares. In addition to the core classes, the Money Market Portfolio includes the Advantage, Xpress, Fiduciary and Investor Select shares, the U.S. Government Portfolio includes the Advantage, Fiduciary and Investor Select shares and Municipal Portfolio includes the Advantage shares. Commencement of operations, or the most recent re-activation, for each of the share classes began as follows:

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional shares	May 13, 1994	November 18, 1996	October 30, 2006	October 30, 2006
Institutional Service shares	April 3, 1995	November 29, 1995	March 19, 2007	November 1, 2012
Investor shares	November 28, 2006	February 21, 2007	Not Active (“N/A”)	N/A
Investor Service shares	February 12, 2007	November 2, 2006	N/A	February 20, 2007
Retail shares	November 28, 2006	December 12, 2006	December 12, 2006	December 8, 2006
Advantage shares	November 1, 2006	Not offered (“N/O”)	November 2, 2006	November 2, 2006
Xpress shares	June 20, 2007	N/O	N/O	N/O
Fiduciary shares	July 22, 2013	July 22, 2013	July 22, 2013	N/O
Investor Select shares	June 25, 2013	June 26, 2013	July 22, 2013	N/O

The Fund is an investment company and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

REPURCHASE AGREEMENTS

All Portfolios may enter into repurchase agreements. Eligible securities for collateral are securities consistent with the Portfolio’s investment objectives and may consist of U.S. Government Securities and/or U.S. Government Sponsored Agency Securities. In connection with transactions in repurchase agreements, it is the Portfolio’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. Under these arrangements, the Portfolios are permitted to deliver or re-pledge these securities. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing their rights and could experience losses, including a decline in the value of the collateral and loss of income.

FEDERAL INCOME TAXES

It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Portfolios will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Portfolios recognize interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2011-2014 and the six months period ended September 30, 2014, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended September 30, 2014, the Portfolios did not have liabilities for any uncertain tax positions or unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Daily Income Fund

Notes to the Financial Statements (Unaudited) (Continued)

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount on tax exempt securities) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

Each Portfolio may allocate among its classes and to the extent allowable, to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended September 30, 2014, class specific expenses of each Portfolio were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each Portfolio.

RISKS

Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at September 30, 2014, Reich & Tang Asset Management LLC (“the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

Certain Portfolios may purchase interests in loans extended to a corporate borrower or to the U.S. Government and its agencies or instrumentalities. When purchasing loan participations, a Portfolio assumes the credit risk of the borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to the Manager at the annual rate of 0.12% of the Portfolio’s average daily net assets.

Pursuant to an Administrative Services Contract, each Portfolio pays to the Manager an annual fee of 0.05% of the Portfolio’s average daily net assets.

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc., (the “TA”), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders. For its services under the Sub-Accounting Agreement, the TA receives from the Portfolio a fee up to 0.10% per annum of the average daily net assets of the Advantage shares and Xpress shares.

Daily Income Fund

The Fund and the Distributor, an affiliate of the Manager, have entered into a Shareholder Servicing Agreement and a Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from each Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class’s average daily net assets as follows:

	Shareholder Servicing Fees	Distribution Fees
Institutional Shares	-0-	-0-
Institutional Service Shares	0.25%	-0-
Investor Shares	0.25%	0.20%
Investor Service Shares	0.25%	0.45%
Retail Shares	0.25%	0.65%
Advantage Shares	0.25%	0.75%
Xpress Shares	0.25%	0.75%
Fiduciary Shares	0.25%	0.10%
Investor Select Shares	0.25%	0.35%

As of September 30, 2014, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

Fee Type/Affiliate	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees/Manager	$644,948	$-0-	$30,180	$9,979
Administration fees/Manager	214,983	-0-	-0-	-0-

Total	$859,931	$-0-	$30,180	$9,979

For the period ended September 30, 2014, the following fees were voluntarily waived by the Manager, Distributor and TA:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Investment management fees	$-0-	$1,225,393	$793,968	$233,411
Administration fees	218,851	525,487	473,649	151,219
Shareholder servicing fees – Institutional Service shares	106,590	222,808	139,422	3,441
Shareholder servicing fees – Investor shares	185,533	271,445	N/A	N/A
Shareholder servicing fees – Investor Service shares	324,270	151,770	N/A	54,797
Shareholder servicing fees – Retail shares	2,476,861	115,326	317,866	307,056
Shareholder servicing fees – Advantage shares	2,240,363	N/O	1,209,123	389,989
Shareholder servicing fees – Xpress shares	279,037	N/O	N/O	N/O
Shareholder servicing fees – Fiduciary shares	1,194,941	321,309	620,938	N/O
Shareholder servicing fees – Investor Select shares	375,217	163,643	58,614	N/O
Distribution fees – Investor shares	148,427	217,156	N/A	N/A
Distribution fees – Investor Service shares	583,686	273,186	N/A	98,634
Distribution fees – Retail shares	6,439,838	299,848	826,451	798,347
Distribution fees – Advantage shares	6,766,148	N/O	3,627,368	1,169,968
Distribution fees – Xpress shares	872,388	N/O	N/O	N/O
Distribution fees – Fiduciary shares	477,976	128,523	248,375	N/O
Distribution fees – Investor Select shares	525,304	229,100	82,059	N/O
Transfer agency fees – Institutional shares	73,487	110,491	1,783	65
Transfer agency fees – Institutional Service shares	5,085	17,824	11,154	275
Transfer agency fees – Investor shares	29,642	54,289	N/A	N/A
Transfer agency fees – Investor Service shares	51,842	30,354	N/A	10,959
Transfer agency fees – Retail shares	396,091	23,065	63,573	61,412
Transfer agency fees – Fiduciary shares	190,884	64,261	124,188	N/O
Transfer agency fees – Investor Select shares	59,799	32,728	11,723	N/O

Total	$24,022,260	$4,478,006	$8,610,254	$3,279,573

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributer and TA have no right to recoup prior fee waivers.

The Fund’s investment manager and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Operating expenses as set forth below (“the Expense Cap Arrangement” up to the date of the Fund’s next effective prospectus).

Daily Income Fund

Notes to the Financial Statements (Unaudited) (Continued)

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Share classes	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional shares	0.20%	0.20%	0.20%	0.27%
Institutional Service shares	0.47%	0.47%	0.47%	0.52%
Investor shares	0.65%	0.65%	N/A	N/A
Investor Service shares	0.95%	0.95%	N/A	0.95%
Retail shares	1.00%	1.00%	1.00%	1.07%

The Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses for the Fiduciary Shares at 0.50% of the Class’s average daily net assets for each of the Money Market Portfolio, U.S. Treasury Portfolio and U.S. Government Portfolio. This contractual fee waiver will continue until at least the 2015 annual update to the Fund’s registration statement.

The Manager and Distributor have contractually agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses for the Investor Select Shares at 0.75% of the Class’s average daily net assets for each of the Money Market Portfolio, U.S. Treasury Portfolio and U.S. Government Portfolio. This contractual fee waiver will continue until at least the 2015 annual update to the Fund’s registration statement.

Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares. In addition, with respect to the Fiduciary and Investor Select classes, the Manager and its affiliates have contractually agreed to waive fees and/or reimburse expenses, until at least the 2015 annual update to the Fund’s registration statement, in order to maintain a minimum yield of 0.03% for the Money Market Portfolio, 0.01% for the U.S. Treasury Portfolio, and 0.02% for the U.S. Government Portfolio so long as their gross yields are greater than 0.23%, 0.12% and 0.22%, respectively.

Trustees of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $70,000 and a fee of $3,750 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, Chairman of the Board receives an annual fee of $16,000, payable quarterly and the Lead Independent Trustee receives an additional annual fee of $16,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $10,600, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the California Daily Tax Free Income Fund, Inc.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Portfolios. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Investor Service, Retail, Fiduciary and Investor Select shares of the Portfolios or (ii) 0.02% of the monthly average net assets of the Institutional Service and Institutional shares of the Portfolios. The Advantage and Xpress shares do not participate in the Transfer Agency Agreement. For the period September 30, 2014 these fees after waivers amounted to:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio
	Amount	%	Amount	%	Amount	%	Amount	%
Institutional shares ...................................	$-0-	0.00%	$-0-	0.00%	$-0-	0.00%	$-0-	0.00%
Institutional Service shares ...........................	3,442	0.01%	-0-	0.00%	-0-	0.00%	-0-	0.00%
Investor shares .......................................	7,465	0.01%	-0-	0.00%	N/A		N/A
Investor Service shares ...............................	13,012	0.01%	-0-	0.00%	N/A		-0-	0.00%
Retail shares .........................................	99,281	0.01%	-0-	0.00%	-0-	0.00%	-0-	0.00%
Fiduciary shares ......................................	48,104	0.01%	-0-	0.00%	-0-	0.00%	N/O
Investor Select shares ................................	15,245	0.01%	-0-	0.00%	-0-	0.00%	N/O

Total	$186,549		$-0-		$-0-		$-0-

Natixis Global Asset Management, LP (“NGAM”), the parent company of the Manager, invests a portion of its excess cash balance in Daily Income Fund – Money Market Portfolio – Institutional shares. For the period ended September 30, 2014, NGAM has invested an average of $362,941,334 and as of September 30, 2014, had an investment of $5,245. Also, on a daily basis, the Manager, Distributor, TA and affiliated investment entities invested their excess cash in Daily Income Fund in amounts that are not material to the entity.

As of September 30, 2014, certain Trustees, Officers and affiliated entities had investments in the Portfolios representing less than 1% of each Portfolio.

Daily Income Fund

3. Securities Transactions with Affiliated Funds

The Portfolios are permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Portfolio. The procedures have been designed to ensure that any purchase or sale of securities of the Portfolio from or to another fund or portfolio that is, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the period ended September 30, 2014, the Portfolios engaged in purchases and sales with affiliates, none of which resulted in any gain or loss, which amounted to:

Transaction Type	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Purchases	$33,750,000	$-0-	$-0-	$8,400,000
Sales	-0-	-0-	-0-	26,500,000
Gains/(losses)	-0-	-0-	-0-	-0-

4. Compensating Balance Arrangement and Other Transactions

Pursuant to a Compensating Balance Agreement, the Portfolios are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (the “Bank”). The Portfolios may, in the case of the Municipal Portfolio, leave funds or overdraft funds in the account so the Bank or the Portfolio can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise, at the end of pre-determined three month periods, the Portfolio will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

For the Money Market, U.S. Treasury and U.S. Government, the Bank or the Portfolios will be compensated by accumulating the daily overdraft charges and/or earnings credits throughout the month, respectively.

Earnings credit, if any, reduce the Fund’s safekeeping fees, but are separately disclosed as expense paid indirectly and custodian expenses, respectively, in the Statement of Operations.

5. Transactions in Shares of Beneficial Interest

At September 30, 2014, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized.Transactions in capital stock, all at $1.00 per share were as follows:

MONEY MARKET PORTFOLIO	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Institutional Shares
Sold	$2,642,316,184	$5,446,016,294
Issued on reinvestment of dividends	103,081	255,889
Redeemed	(2,739,524,109)	(5,330,519,399)

Net increase (decrease)	$(97,104,844)	$115,752,784

Institutional Service Shares
Sold	$485,918,255	$555,667,502
Issued on reinvestment of dividends	6,353	7,318
Redeemed	(386,014,610)	(566,092,290)

Net increase (decrease)	$99,909,998	$(10,417,470)

Investor Shares
Sold	$241,056,985	$450,154,358
Issued on reinvestment of dividends	13,729	14,314
Redeemed	(248,758,957)	(448,602,426)

Net increase (decrease)	$(7,688,243)	$1,566,246

Investor Service Shares
Sold	$370,344,842	$912,506,302
Issued on reinvestment of dividends	23,520	26,166
Redeemed	(379,686,727)	(915,582,823)

Net increase (decrease)	$(9,318,365)	$(3,050,355)

Daily Income Fund

MONEY MARKET PORTFOLIO	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Retail Shares
Sold	$1,597,648,482	$4,019,153,123
Issued on reinvestment of dividends	182,305	165,144
Redeemed	(1,630,668,070)	(2,923,555,022)

Net increase (decrease)	$(32,837,283)	$1,095,763,245

Advantage Shares
Sold	$1,490,214,908	$3,211,922,538
Issued on reinvestment of dividends	253,146	372,705
Redeemed	(1,553,611,887)	(3,101,057,613)

Net increase (decrease)	$(63,143,833)	$111,237,630

Xpress Shares
Sold	$121,897,227	$351,947,393
Issued on reinvestment of dividends	21,688	26,437
Redeemed	(141,260,085)	(392,213,947)

Net increase (decrease)	$(19,341,170)	$(40,240,117)

Fiduciary Shares
Sold	$1,248,938,358	$1,925,165,029
Issued on reinvestment of dividends	1,588	18,809
Redeemed	(1,320,834,872)	(2,147,911,621)
Shares issued in connection with acquisition of HighMark Diversified Money Market Fund (Note 6)	-0-	1,203,995,207

Net increase (decrease)	$(71,894,926)	$981,267,424

Investor Select Shares
Sold	$203,686,093	$298,905,540
Issued on reinvestment of dividends	27,780	61,847
Redeemed	(245,007,403)	(363,618,312)
Shares issued in connection with acquisition of HighMark Diversified Money Market Fund (Note 6)	-0-	381,046,696

Net increase (decrease)	$(41,293,530)	$316,395,771

U.S. TREASURY PORTFOLIO	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Institutional Shares
Sold	$2,957,266,043	$8,071,294,407
Issued on reinvestment of dividends	43,566	26,831
Redeemed	(2,935,476,880)	(7,446,683,661)

Net increase (decrease)	$21,832,729	$624,637,577

Institutional Service Shares
Sold	$1,033,773,672	$2,006,503,583
Issued on reinvestment of dividends	7,229	6,266
Redeemed	(1,221,149,811)	(1,823,087,973)

Net increase (decrease)	$(187,368,910)	$183,421,876

Investor Shares
Sold	$483,427,779	$1,127,443,204
Issued on reinvestment of dividends	8,501	7,161
Redeemed	(504,375,546)	(1,111,716,571)

Net increase (decrease)	$(20,939,266)	$15,733,794

U.S. TREASURY PORTFOLIO	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Investor Service Shares
Sold	$282,995,213	$393,217,655
Issued on reinvestment of dividends	4,723	4,400
Redeemed	(298,543,423)	(420,318,015)

Net increase (decrease)	$(15,543,487)	$(27,095,960)

Retail Shares
Sold	$216,105,892	$450,718,225
Issued on reinvestment of dividends	3,513	2,370
Redeemed	(212,556,600)	(433,757,771)

Net increase (decrease)	$3,552,805	$16,962,824

Fiduciary Shares
Sold	$973,462,293	$1,439,691,570
Issued on reinvestment of dividends	3	99
Redeemed	(1,015,539,073)	(1,498,742,102)
Shares issued in connection with acquisition of HighMark 100% U.S. Treasury Money Market Fund (Note 6)	-0-	214,307,589
Shares issued in connection with acquisition of HighMark Treasury Plus Money Market Fund (Note 6)	-0-	101,871,712

Net increase (decrease)	$(42,076,777)	$257,128,868

Investor Select Shares
Sold	$253,479,988	$430,249,009
Issued on reinvestment of dividends	5,074	5,026
Redeemed	(275,674,197)	(452,913,952)
Shares issued in connection with acquisition of HighMark 100% U.S. Treasury Money Market Fund (Note 6)	-0-	154,641,350
Shares issued in connection with acquisition of HighMark Treasury Plus Money Market Fund (Note 6)	-0-	5,205,458

Net increase (decrease)	$(22,189,135)	$137,186,891

U.S. GOVERNMENT PORTFOLIO	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Institutional Shares
Sold	$9,278,295	$38,864,868
Issued on reinvestment of dividends	935	2,338
Redeemed	(8,374,887)	(42,471,479)

Net increase (decrease)	$904,343	$(3,604,273)

Institutional Service Shares
Sold	$38,778,592	$98,408,946
Issued on reinvestment of dividends	5,815	12,725
Redeemed	(49,141,588)	(108,383,822)

Net increase (decrease)	$(10,357,181)	$(9,962,151)

Retail Shares
Sold	$2,365,376,503	$5,099,907,864
Issued on reinvestment of dividends	13,311	34,149
Redeemed	(2,203,047,539)	(5,158,621,859)

Net increase (decrease)	$162,342,275	$(58,679,846)

Advantage Shares
Sold	$537,791,409	$1,285,546,522
Issued on reinvestment of dividends	50,445	103,878
Redeemed	(611,837,369)	(1,317,394,954)

Net increase (decrease)	$(73,995,515)	$(31,744,554)

Daily Income Fund

U.S. GOVERNMENT PORTFOLIO	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Fiduciary Shares
Sold	$1,162,382,505	$2,049,432,297
Issued on reinvestment of dividends	1,441	1,984
Redeemed	(1,252,176,508)	(2,242,781,167)
Shares issued in connection with acquisition of HighMark U.S. Government Money Market Fund (Note 6)	-0-	702,281,713

Net increase (decrease)	$(89,792,562)	$508,934,827

Investor Select Shares
Sold	$114,440,919	$189,240,763
Issued on reinvestment of dividends	2,438	4,061
Redeemed	(110,668,199)	(233,368,859)
Shares issued in connection with acquisition of HighMark U.S. Government Money Market Fund (Note 6)	-0-	84,624,226

Net increase (decrease)	$3,775,158	$40,500,191

MUNICIPAL PORTFOLIO	Six Months Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Institutional Shares
Sold	$-0-	$703,996
Issued on reinvestment of dividends	33	120
Redeemed	-0-	(5,328,464)

Net increase (decrease)	$33	$(4,624,348)

Institutional Service Shares
Sold	$3,513,300	$9,304,742
Issued on reinvestment of dividends	138	313
Redeemed	(3,029,962)	(9,647,644)

Net increase (decrease)	$483,476	$(342,589)

Investor Service Shares
Sold	$84,841,794	$210,888,549
Issued on reinvestment of dividends	2,211	5,058
Redeemed	(91,754,905)	(212,158,479)

Net increase (decrease)	$(6,910,900)	$(1,264,872)

Retail Shares
Sold	$625,441,711	$1,176,795,422
Issued on reinvestment of dividends	11,934	24,491
Redeemed	(609,999,592)	(1,180,855,217)

Net increase (decrease)	$15,454,053	$(4,035,304)

Advantage Shares
Sold	$175,202,987	$405,075,314
Issued on reinvestment of dividends	15,578	31,809
Redeemed	(194,883,777)	(387,937,740)

Net increase (decrease)	$(19,665,212)	$17,169,383

6. Acquisition of HighMark Money Market Funds

On July 19, 2013, Money Market Portfolio acquired all of the net assets of HighMark Diversified Money Market Fund, an open- end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark Diversified Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 1,585,041,903 shares of Money Market Portfolio, valued at $1,585,041,903, for all of the assets and the assumption of the liabilities (net assets of $1,585,085,155) of HighMark Diversified Money Market Fund on July 19, 2013. The investment portfolio of HighMark Diversified Money Market Fund, with an amortized cost of $1,552,364,853, which approximates the fair value at July 19, 2013, was the principal asset acquired by Money Market Portfolio. For financial reporting purposes, assets received and

Daily Income Fund

Notes to the Financial Statements (Unaudited) (Continued)

6. Acquisition of HighMark Money Market Funds (Continued)

shares issued by Money Market Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark Diversified Money Market Fund, was carried forward to align ongoing reporting of Money Market Portfolio. Immediately prior to the merger, the net assets of Money Market Portfolio were $3,942,861,503.

On July 19, 2013, U.S. Treasury Portfolio acquired all of the net assets of HighMark 100% U.S. Treasury Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark 100% U.S. Treasury Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 368,948,939 shares of U.S. Treasury Portfolio, valued at $368,948,939, for all of the assets and the assumption of the liabilities (net assets of $368,793,955) of HighMark 100% U.S. Treasury Money Market Fund on July 19, 2013. The investment portfolio of HighMark 100% U.S. Treasury Money Market Fund, with an amortized cost of $368,823,255, which approximates the fair value at July 19, 2013, was the principal asset acquired by U. S. Treasury Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Treasury Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark 100% U.S. Treasury Money Market Fund, was carried forward to align ongoing reporting of U.S. Treasury Portfolio. Immediately prior to the merger, the net assets of U.S. Treasury Portfolio were $1,358,482,407.

On July 19, 2013, U.S. Treasury Portfolio also acquired all of the net assets of HighMark Treasury Plus Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark Treasury Plus Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 107,077,170 shares of U.S. Treasury Portfolio, valued at $107,077,170, for all of the assets and the assumption of the liabilities (net assets of $107,076,992) of HighMark Treasury Plus Market Fund on July 19, 2013. The investment portfolio of HighMark Treasury Plus Money Market Fund, with an amortized cost of $94,598,557, which approximates the fair value at July 19, 2013, was the principal asset acquired by U. S. Treasury Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Treasury Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark Treasury Plus Money Market Fund, was carried forward to align ongoing reporting of U.S.Treasury Portfolio. Immediately prior to the merger, the net assets of U.S. Treasury Portfolio were $1,358,482,407.

On July 19, 2013, U.S. Government Portfolio acquired all of the net assets of HighMark U.S. Government Money Market Fund, an open-end investment company, pursuant to a plan of reorganization approved by the Board of Directors of HighMark U.S. Government Money Market Fund on April 2, 2013. The purpose of the transaction was to combine two funds with substantially similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of 786,905,939 shares of U.S. Government Portfolio, valued at $786,905,939, for all of the assets and the assumption of the liabilities (net assets of $786,891,058) of HighMark U.S. Government Market Fund on July 19, 2013. The investment portfolio of HighMark U.S. Government Money Market Fund, with an amortized cost of $742,452,208, which approximates the fair value at July 19, 2013, was the principal asset acquired by U.S. Government Portfolio. For financial reporting purposes, assets received and shares issued by U.S. Government Portfolio were recorded at amortized cost which approximates fair value; and the amortized cost basis of the investments received from HighMark U.S. Government Money Market Fund, was carried forward to align ongoing reporting of U.S.Government Portfolio. Immediately prior to the merger, the net assets of U.S. Government Portfolio were $1,566,779,480.

7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under U.S. income tax regulations. The tax character of distributions paid during the year and the tax components of net asset will be reported at the Fund’s fiscal year end.

Capital loss carry forward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carry forward available for the Portfolios to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the result of future transactions.

At March 31, 2014, the Fund’s capital loss transactions were as follows:

	Capital Loss Carry Forward Utilized	Capital Loss Carry Forward Remaining	Expiration of Carry Forward
Money Market Portfolio*	$143,628	$-0-	N/A
U.S. Treasury Portfolio*	69,633	886	3/31/18
U.S. Government Portfolio	18,578	-0-	N/A
Municipal Portfolio	-0-	-0-	N/A

*	Includes capital losses from acquired fund.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) may be carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law. At March 31, 2014, the Portfolios did not have any post-enactment capital loss carryforwards.

Daily Income Fund

Notes to the Financial Statements (Unaudited) (Continued)

8. Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	prices are determined using quoted prices in an active market for identical assets.

Level 2 –	prices are determined using other significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of September 30, 2014:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities	$-0-	$5,778,887,722	$-0-

Total	$-0-	$5,778,887,722	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of September 30, 2014:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$1,083,000,000	$-0-
Debt securities	$-0-	$1,050,143,460	$-0-

Total	$-0-	$2,133,143,460	$-0-

The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of September 30, 2014:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Repurchase agreements	$-0-	$659,000,000	$-0-
Debt securities	$-0-	$1,131,731,136	$-0-

Total	$-0-	$1,790,731,136	$-0-

Daily Income Fund

Notes to the Financial Statements (Unaudited) (Continued)

8. Additional Valuation Information (Continued)

The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of September 30, 2014:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities	$-0-	$602,084,904	$-0-

Total	$-0-	$602,084,904	$-0-

At September 30, 2014, there were no Level 1 or Level 3 investments. There were also no transfers between levels during the period ended September 30, 2014.

Daily Income Fund

Additional Information (Unaudited)

Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

Daily Income Fund

1411 Broadway, 28th Floor

New York, New York 10018

Manager

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

Custodian

The Bank of New York Mellon

2 Hanson Place, 7th Floor

Brooklyn, New York 11217

Transfer Agent & Dividend Disbursing Agent

Reich & Tang Services, Inc.

1411 Broadway, 28th Floor

New York, New York 10018

00126277

Item 2:	Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3:	Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4:	Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5:	Audit Committee of Listed Registrants

Not applicable.

Item 6:	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:	Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11: Exhibits

(a)(1)	Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date: December 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date: December 1, 2014

By (Signature and Title)*	/s/ Esther Cheung
Esther Cheung, Treasurer and Assistant Secretary

Date: December 1, 2014

* Print the name and title of each signing officer under his or her signature.